UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Annual Report
December 31, 2021
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2021

		% of Net Assets
	Certificates of Deposit	22.7%
	Other Notes	21.2
	Financial Company Commercial Paper	20.8
	Asset Backed Commercial Paper	14.1
	Other Repurchase Agreements	9.6
	Treasury Repurchase Agreements	8.5
	Government Agency Repurchase Agreements	2.1
	Treasury Debt	1.0
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2021

% of Net Assets
2 to 30 Days	55.1%
31 to 60 Days	12.6
61 to 90 Days	8.1
Over 90 Days	24.2
Total	100.0%
Average days to maturity	36
Weighted average life	54
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—14.1%
Alinghi Funding Co. LLC(a)	0.160%	01/11/2022	01/11/2022	$ 67,000,000	$ 66,997,686
Alinghi Funding Co. LLC(a)	0.190%	04/20/2022	04/20/2022	40,000,000	39,965,411
Anglesea Funding LLC(a)	0.140%	01/05/2022	01/05/2022	100,000,000	99,998,889
Barton Capital SA(a)	0.070%	01/03/2022	01/03/2022	65,000,000	64,999,566
Bennington Stark Capital Corp. LLC(a)	0.150%	01/10/2022	01/10/2022	74,398,000	74,396,098
Collateralized Commercial Paper V Co. LLC(a)	0.180%	03/01/2022	03/01/2022	70,000,000	69,976,667
Collateralized Commercial Paper V Co. LLC(a)	0.230%	05/03/2022	05/03/2022	100,000,000	99,906,383
Ionic Capital II Trust(a)	0.150%	01/28/2022	01/28/2022	122,000,000	121,988,519
Ionic Capital II Trust(a)	0.180%	02/16/2022	02/16/2022	75,000,000	74,983,844
Ionic Capital II Trust(a)	0.220%	02/17/2022	02/17/2022	72,000,000	71,983,872
Ionic Capital III Trust(a)	0.180%	01/27/2022	01/27/2022	40,000,000	39,996,490
Lexington Parker Capital Co. LLC(a)	0.200%	01/19/2022	01/19/2022	105,200,000	105,195,059
Lexington Parker Capital Co. LLC(a)	0.220%	02/24/2022	02/24/2022	95,211,000	95,183,799
LMA Americas LLC(a)	0.080%	01/05/2022	01/05/2022	50,000,000	49,999,445
Manhattan Asset Funding Co. LLC(a)	0.220%	01/26/2022	01/26/2022	67,000,000	66,994,580
Mountcliff Funding LLC	0.090%	01/03/2022	01/03/2022	160,000,000	159,998,933
Mountcliff Funding LLC(a)	0.200%	02/03/2022	02/03/2022	100,000,000	99,986,967
Mountcliff Funding LLC(a)	0.220%	04/12/2022	04/12/2022	50,000,000	49,960,050
Regatta Funding Co. LLC(a)	0.180%	02/01/2022	02/01/2022	150,000,000	149,978,133
Ridgefield Funding Co. LLC(a)	0.280%	04/05/2022	04/05/2022	95,000,000	94,936,574
Victory Receivables Corp.(a)	0.250%	03/23/2022	03/23/2022	125,000,000	124,932,521
TOTAL ASSET BACKED COMMERCIAL PAPER					1,822,359,486
CERTIFICATES OF DEPOSIT—22.7%
Bank of Montreal(a)	0.185%	07/05/2022	07/05/2022	100,000,000	99,912,760
Bank of Montreal, SOFR + 0.15%(b)	0.200%	01/03/2022	08/02/2022	50,000,000	49,973,574
Bank of Montreal, SOFR + 0.15%(b)	0.200%	01/03/2022	09/29/2022	100,000,000	99,931,344
Bank of Nova Scotia(a)	0.200%	09/28/2022	09/28/2022	125,000,000	124,801,866
BNP Paribas(a)	0.180%	06/15/2022	06/15/2022	95,000,000	94,972,814
Canadian Imperial Bank of Commerce(a)	0.270%	01/04/2022	01/04/2022	150,000,000	150,003,163
Canadian Imperial Bank of Commerce, Bloomberg Short-Term Bank Yield Index + 0.10%(b)	0.179%	01/24/2022	01/24/2022	22,000,000	22,000,000
Canadian Imperial Bank of Commerce, SOFR + 0.30%(b)	0.350%	01/03/2022	01/06/2023	100,000,000	99,995,885
Credit Industriel et Commercial(a)	0.180%	05/03/2022	05/03/2022	160,000,000	160,020,158
Credit Industriel et Commercial(a)	0.200%	01/14/2022	01/14/2022	125,000,000	125,006,801
Credit Suisse, SOFR + 0.26%(b)	0.310%	01/03/2022	06/10/2022	150,000,000	150,001,338
Mizuho Bank Ltd.(a)	0.160%	01/18/2022	01/18/2022	150,000,000	150,006,445
Mizuho Bank Ltd.(a)	0.170%	04/01/2022	04/01/2022	150,000,000	149,980,637
Mizuho Bank Ltd.(a)	0.170%	04/18/2022	04/18/2022	75,000,000	74,983,340
MUFG Bank Ltd.(a)	0.150%	01/21/2022	01/21/2022	100,000,000	100,004,080
MUFG Bank Ltd.(a)	0.230%	01/27/2022	01/27/2022	125,000,000	125,012,829
MUFG Bank Ltd.(a)	0.320%	08/08/2022	08/08/2022	125,000,000	124,966,320
Norinchukin Bank(a)	0.110%	01/05/2022	01/05/2022	150,000,000	150,000,896
Norinchukin Bank(a)	0.150%	02/03/2022	02/03/2022	150,000,000	150,005,095
Standard Chartered Bank(a)	0.220%	04/25/2022	04/25/2022	59,000,000	58,987,362
Sumitomo Mitsui Banking Corp.(a)	0.170%	02/01/2022	02/01/2022	100,000,000	100,005,147
Sumitomo Mitsui Banking Corp.(a)	0.220%	05/05/2022	05/05/2022	74,000,000	73,986,365
Sumitomo Mitsui Banking Corp., 3 Month USD LIBOR + 0.04%(b)	0.170%	01/04/2022	01/04/2022	47,000,000	47,000,000
Sumitomo Mitsui Banking Corp., SOFR + 0.15%(b)	0.200%	01/03/2022	04/22/2022	109,000,000	109,011,187
Sumitomo Mitsui Banking Corp., SOFR + 0.15%(b)	0.200%	01/03/2022	04/25/2022	20,000,000	20,000,000
Svenska Handelsbanken AB(a)	0.150%	03/03/2022	03/03/2022	113,000,000	113,002,512
Svenska Handelsbanken AB, SOFR + 0.21%(b)	0.260%	01/03/2022	06/14/2022	53,000,000	53,006,065
Toronto Dominion Bank(a)	0.180%	06/30/2022	06/30/2022	125,000,000	124,917,709
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Westpac Banking Corp., SOFR + 0.13%(b)	0.180%	01/03/2022	07/15/2022	$ 31,000,000	$ 30,991,669
TOTAL CERTIFICATES OF DEPOSIT					2,932,487,361
FINANCIAL COMPANY COMMERCIAL PAPER—20.8%
Bank of Montreal(a)	0.080%	01/03/2022	01/03/2022	200,000,000	199,998,666
Bank of Montreal(a)	0.080%	01/05/2022	01/05/2022	150,000,000	149,998,333
Barclays Bank PLC(a)	0.270%	04/01/2022	04/01/2022	150,000,000	149,893,453
Canadian Imperial Bank of Commerce(a)	0.110%	01/18/2022	01/18/2022	100,000,000	99,996,250
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.01%(b)	0.151%	02/03/2022	02/03/2022	182,000,000	182,000,000
Credit Industriel et Commercial(a)	0.160%	03/07/2022	03/07/2022	120,000,000	119,983,720
DBS Bank Ltd.(a)	0.220%	05/02/2022	05/02/2022	100,000,000	99,908,161
DnB Bank ASA(a)	0.145%	03/28/2022	03/28/2022	125,000,000	124,952,573
ING U.S. Funding LLC(a)	0.205%	03/14/2022	03/14/2022	50,000,000	49,982,156
Kreditanstalt fuer Wiederaufbau(a)	0.140%	03/28/2022	03/28/2022	53,000,000	52,978,482
National Australia Bank Ltd., SOFR + 0.21%(b)	0.260%	01/03/2022	06/14/2022	73,250,000	73,250,000
Oversea-Chinese Banking Corp. Ltd.(a)	0.180%	03/01/2022	03/01/2022	50,000,000	49,991,667
Oversea-Chinese Banking Corp. Ltd.(a)	0.180%	03/02/2022	03/02/2022	100,000,000	99,982,208
Oversea-Chinese Banking Corp. Ltd.(a)	0.200%	05/18/2022	05/18/2022	100,000,000	99,898,033
Royal Bank of Canada(a)	0.240%	04/14/2022	04/14/2022	140,000,000	139,905,360
Skandinaviska Enskilda Banken AB(a)	0.220%	05/13/2022	05/13/2022	100,000,000	99,911,703
Skandinaviska Enskilda Banken AB(a)	0.240%	06/15/2022	06/15/2022	66,000,000	65,920,569
Societe Generale(a)	0.150%	01/03/2022	01/03/2022	87,000,000	86,999,493
Societe Generale(a)	0.155%	01/31/2022	01/31/2022	150,000,000	149,989,537
Sumitomo Mitsui Banking Corp.(a)	0.225%	03/15/2022	03/15/2022	100,000,000	99,965,672
Toronto Dominion Bank(a)	0.100%	01/13/2022	01/13/2022	100,000,000	99,997,472
UBS AG, SOFR + 0.19%(b)	0.240%	01/03/2022	07/13/2022	125,000,000	125,006,636
United Overseas Bank Ltd.(a)	0.150%	03/16/2022	03/16/2022	100,000,000	99,961,458
United Overseas Bank Ltd.(a)	0.180%	02/23/2022	02/23/2022	100,000,000	99,979,300
Westpac Banking Corp., 3 Month USD LIBOR + 0.01%(b)	0.154%	02/07/2022	02/07/2022	75,000,000	75,002,180
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,695,453,082
OTHER NOTES—21.2%
ABN Amro Bank NV(a)	0.070%	01/03/2022	01/03/2022	100,000,000	100,000,000
ABN Amro Bank NV(a)	0.080%	01/05/2022	01/05/2022	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd.(a)	0.070%	01/03/2022	01/03/2022	345,000,000	345,000,000
Bank of Nova Scotia(a)	0.070%	01/03/2022	01/03/2022	350,000,000	350,000,000
Canadian Imperial Bank of Commerce(a)	0.050%	01/03/2022	01/03/2022	200,000,000	200,000,000
Citibank NA(a)	0.140%	01/03/2022	01/03/2022	175,000,000	175,000,000
Credit Agricole Corporate & Investment Bank(a)	0.050%	01/03/2022	01/03/2022	100,000,000	100,000,000
First Abu Dhabi Bank USA(a)	0.050%	01/03/2022	01/03/2022	233,943,000	233,943,000
ING Bank NV(a)	0.080%	01/05/2022	01/05/2022	125,000,000	125,000,000
Mizuho Bank Ltd.(a)	0.070%	01/03/2022	01/03/2022	200,000,000	200,000,000
National Australia Bank Ltd.(a)	0.050%	01/03/2022	01/03/2022	50,000,000	50,000,000
National Bank Of Canada(a)	0.060%	01/03/2022	01/03/2022	200,000,000	200,000,000
Royal Bank of Canada(a)	0.050%	01/03/2022	01/03/2022	175,000,000	175,000,000
Skandinaviska Enskilda Banken AB(a)	0.050%	01/03/2022	01/03/2022	145,000,000	145,000,000
Toronto Dominion Bank(a)	0.070%	01/05/2022	01/05/2022	100,000,000	100,000,000
Toyota Motor Credit Corp.(a)	0.070%	01/06/2022	01/06/2022	100,000,000	100,000,000
Toyota Motor Credit Corp., SOFR + 0.28%(b)	0.330%	01/03/2022	12/14/2022	50,000,000	50,037,000
TOTAL OTHER NOTES					2,748,980,000
TREASURY DEBT—1.0%
U.S. Treasury Bill(a)	0.065%	05/19/2022	05/19/2022	125,000,000	124,956,320
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—2.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal National Mortgage Associations, 1.500% – 5.000% due 05/01/2026 – 01/01/2052, valued at $221,340,000); expected proceeds $217,001,808	0.100%	01/03/2022	01/03/2022	$ 217,000,000	$ 217,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a Federal Home Loan Mortgage Corporation, 2.000% due 12/01/2051, valued at $51,000,582); expected proceeds $50,000,208	0.050%	01/03/2022	01/03/2022	50,000,000	50,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					267,000,000
TREASURY REPURCHASE AGREEMENTS—8.5%
Agreement with Federal Reserve Bank of New York of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 0.125% due 11/30/2023, valued at $1,100,004,589); expected proceeds $1,100,004,583	0.050%	01/03/2022	01/03/2022	1,100,000,000	1,100,000,000
OTHER REPURCHASE AGREEMENTS—9.6%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $93,475,908); expected proceeds $85,001,558	0.220%	01/03/2022	01/03/2022	85,000,000	85,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2021 (collateralized by various Common Stocks, valued at $126,360,133); expected proceeds $117,202,800(c)	0.370%	01/03/2022	02/09/2022	117,000,000	117,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/28/2021 (collateralized by various Corporate Bonds, 0.13% – 5.875% due 03/28/2022 – 01/10/2048, valued at $28,433,967); expected proceeds $27,000,682	0.130%	01/04/2022	01/04/2022	27,000,000	27,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by a U.S. Treasury Bond, 3.000% due 02/21/2024, and various Corporate Bonds, 0.330% – 7.500% due 07/29/2022 – 12/31/2099, valued at $105,484,183); expected proceeds $100,002,333	0.130%	01/05/2022	01/04/2022	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by a U.S. Treasury Bond, 3.000% due 02/21/2024, U.S. Treasury Strips, 0.000% due 05/15/2025 – 11/15/2039, and various Corporate Bonds, 0.000% – 7.700% due 03/31/2022 – 05/15/2097, valued at $141,483,367); expected proceeds $133,003,362	0.130%	01/06/2022	01/06/2022	133,000,000	133,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Common Stocks, valued at $44,280,013); expected proceeds $41,000,512	0.150%	01/03/2022	01/03/2022	41,000,000	41,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2021 (collateralized by various Common Stocks, valued at $75,600,005); expected proceeds $70,002,994	0.220%	01/03/2022	01/04/2022	$ 70,000,000	$ 70,000,000
Barclays Bank PLC Tri Party Repo Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Corporate Bonds, 0.440% – 13.500% due 03/01/2022 – 01/01/2999, valued at $143,750,399); expected proceeds $125,091,667(c)	0.440%	01/03/2022	03/01/2022	125,000,000	125,000,000
Goldman Sachs & Co Tri Party Repo Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by various Common Stocks, and a Corporate Bond, 0.340% due 01/15/2025, valued at $162,000,713); expected proceeds $150,127,500(c)	0.340%	01/03/2022	03/30/2022	150,000,000	150,000,000
JPM Chase Tri Party Repo JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2021 (collateralized by various Common Stocks, valued at $108,000,000); expected proceeds $100,126,667(c)	0.380%	01/03/2022	04/22/2022	100,000,000	100,000,000
JPM Chase Tri Party Repo JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Common Stocks, and a Corporate Bond, 4.375% due 02/01/2022, valued at $43,293,423); expected proceeds $40,050,244(c)	0.380%	01/03/2022	04/29/2022	40,000,000	40,000,000
Scotia Capital USA, Inc. Tri Party Repo Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 04/07/2021 (collateralized by various Corporate Bonds, 0.550% – 6.625% due 08/16/2023 – 02/15/2053, valued at $110,581,709); expected proceeds $100,165,611.	0.220%	01/03/2022	01/03/2022	100,000,000	100,000,000
TD Securities USA Tri Party Repo TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by U.S. Treasury Notes, 1.000% – 2.250% due 12/15/2024 – 02/15/2027, and various Corporate Bonds, 3.875% – 6.750% due 11/15/2022 – 02/15/2028, valued at $146,856,191); expected proceeds $135,004,725	0.180%	01/03/2022	01/05/2022	135,000,000	135,000,000
TD Securities USA Tri Party Repo TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.125% – 0.625% due 07/31/2023 – 08/15/2030, and a Corporate Bond, 5.875% due 05/01/2023, valued at $21,657,440); expected proceeds $21,000,315	0.180%	01/03/2022	01/03/2022	21,000,000	21,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,244,000,000
TOTAL INVESTMENTS –100.0% (Cost $12,935,763,761)(d)					12,935,236,249
Other Assets in Excess of Liabilities —0.0%(e)					1,040,189
NET ASSETS –100.0%					$ 12,936,276,438

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $532,000,000 or 4.1% of net assets as of December 31, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Amount shown represents less than 0.05% of net assets.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,822,359,486	$—	$ 1,822,359,486
Certificates of Deposit	—	2,932,487,361	—	2,932,487,361
Financial Company Commercial Paper	—	2,695,453,082	—	2,695,453,082
Other Notes	—	2,748,980,000	—	2,748,980,000
Treasury Debt	—	124,956,320	—	124,956,320
Government Agency Repurchase Agreements	—	267,000,000	—	267,000,000
Treasury Repurchase Agreements	—	1,100,000,000	—	1,100,000,000
Other Repurchase Agreements	—	1,244,000,000	—	1,244,000,000
Total Investments	$—	$12,935,236,249	$—	$12,935,236,249
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value	$10,324,236,249
Repurchase agreements, at value	2,611,000,000
Total Investments	12,935,236,249
Cash	617
Interest receivable — unaffiliated issuers	2,133,467
Prepaid expenses and other assets	2,112
TOTAL ASSETS	12,937,372,445
LIABILITIES
Advisory and administrator fee payable	585,092
Custody, sub-administration and transfer agent fees payable	443,606
Trustees’ fees and expenses payable	462
Professional fees payable	48,131
Printing fees payable	14,261
Accrued expenses and other liabilities	4,455
TOTAL LIABILITIES	1,096,007
NET ASSETS	$12,936,276,438
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,324,763,761
Repurchase agreements	2,611,000,000
Total cost of investments	$12,935,763,761
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
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STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income — unaffiliated issuers	$26,472,361
EXPENSES
Advisory and administrator fee	7,572,654
Custodian, sub-administrator and transfer agent fees	1,987,266
Trustees’ fees and expenses	133,584
Professional fees and expenses	152,379
Printing and postage fees	35,551
Insurance expense	4,300
Miscellaneous expenses	17,373
TOTAL EXPENSES	9,903,107
NET INVESTMENT INCOME (LOSS)	$16,569,254
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	328,885
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,003,186)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(674,301)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$15,894,953
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,569,254	$ 123,842,378
Net realized gain (loss)	328,885	(1,520,746)
Net change in unrealized appreciation/depreciation	(1,003,186)	(956,675)
Net increase (decrease) in net assets resulting from operations	15,894,953	121,364,957
CAPITAL TRANSACTIONS
Contributions	38,249,431,278	54,032,428,427
Withdrawals	(41,456,603,607)	(59,652,398,320)
Net increase (decrease) in net assets from capital transactions	(3,207,172,329)	(5,619,969,893)
Net increase (decrease) in net assets during the period	(3,191,277,376)	(5,498,604,936)
Net assets at beginning of period	16,127,553,814	21,626,158,750
NET ASSETS AT END OF PERIOD	$ 12,936,276,438	$ 16,127,553,814
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.10%	0.77%	2.38%	2.06%	0.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,936,276	$16,127,554	$21,626,159	$11,196,385	$9,941,806
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.06%
Net investment income (loss)	0.11%	0.72%	2.29%	2.05%	1.11%
(a)	Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2021, the Portfolio had invested in repurchase agreements with the gross values of $2,611,000,000 and associated collateral equal to $2,723,602,622.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of Independent Trustees, are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$12,935,763,761	$219,773	$747,285	$(527,512)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging
14

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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,000.40	$0.36	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

21

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTMMAR1

Annual Report
December 31, 2021
State Street Master Funds
State Street ESG Liquid Reserves Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street ESG Liquid Reserves Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2021

% of Net Assets
Government Agency Repurchase Agreements	21.7%
Certificates of Deposit	20.3
Financial Company Commercial Paper	20.2
Asset Backed Commercial Paper	12.0
Treasury Repurchase Agreements	11.0
Other Repurchase Agreements	8.1
Other Notes	5.5
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2021

% of Net Assets
2 to 30 Days	52.4%
31 to 60 Days	11.3
61 to 90 Days	6.4
Over 90 Days	28.7
Total	98.8%
Average days to maturity	40
Weighted average life	55
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—12.0%
Albion Capital LLC(a)	0.260%	02/22/2022	02/22/2022	$ 5,500,000	$ 5,498,535
Alinghi Funding Co. LLC(a)	0.190%	04/20/2022	04/20/2022	4,000,000	3,996,541
Alinghi Funding Co. LLC(a)	0.210%	05/24/2022	05/24/2022	8,000,000	7,989,952
Antalis SA(a)	0.180%	01/26/2022	01/26/2022	5,000,000	4,999,523
Antalis SA(a)	0.180%	03/01/2022	03/01/2022	7,000,000	6,997,550
Antalis SA(a)	0.210%	02/16/2022	02/16/2022	12,000,000	11,997,117
Antalis SA(a)	0.220%	04/19/2022	04/19/2022	10,000,000	9,991,734
Barton Capital SA(a)	0.070%	01/03/2022	01/03/2022	5,000,000	4,999,967
Britannia Funding Co. LLC(a)	0.170%	03/10/2022	03/10/2022	5,000,000	4,997,623
Britannia Funding Co. LLC(a)	0.200%	02/10/2022	02/10/2022	16,000,000	15,996,684
Columbia Funding Co. LLC(a)	0.160%	01/06/2022	01/06/2022	10,000,000	9,999,867
Columbia Funding Co. LLC(a)	0.180%	04/12/2022	04/12/2022	9,000,000	8,992,146
Columbia Funding Co. LLC(a)	0.260%	05/10/2022	05/10/2022	13,000,000	12,984,508
Mackinac Funding Co. LLC(a)	0.170%	01/12/2022	01/12/2022	7,000,000	6,999,804
Mackinac Funding Co. LLC(a)	0.170%	03/10/2022	03/10/2022	5,000,000	4,997,556
Mackinac Funding Co. LLC(a)	0.180%	03/16/2022	03/16/2022	15,000,000	14,991,719
Mackinac Funding Co. LLC(a)	0.220%	04/12/2022	04/12/2022	10,000,000	9,991,557
Mont Blanc Capital Corp.(a)	0.150%	02/28/2022	02/28/2022	10,000,000	9,996,771
TOTAL ASSET BACKED COMMERCIAL PAPER					156,419,154
CERTIFICATES OF DEPOSIT—20.3%
Bank of Montreal(a)	0.180%	07/06/2022	07/06/2022	5,000,000	4,995,459
Bank of Montreal(a)	0.185%	07/05/2022	07/05/2022	10,000,000	9,991,276
Bank of Montreal, 3 Month USD LIBOR + 0.02%(b)	0.170%	02/11/2022	02/11/2022	10,000,000	10,000,375
Bank of Montreal, SOFR + 0.15%(b)	0.200%	01/03/2022	07/26/2022	10,000,000	9,994,888
Bank of Montreal, SOFR + 0.20%(b)	0.250%	01/03/2022	01/05/2022	10,000,000	10,000,222
Bank of Nova Scotia(a)	0.200%	09/21/2022	09/21/2022	10,000,000	9,985,068
Bank of Nova Scotia, SOFR + 0.17%(b)	0.220%	01/03/2022	02/25/2022	11,000,000	11,001,282
Canadian Imperial Bank of Commerce(a)	0.080%	01/13/2022	01/13/2022	13,000,000	12,999,991
Canadian Imperial Bank of Commerce(a)	0.270%	01/04/2022	01/04/2022	9,000,000	9,000,190
Canadian Imperial Bank of Commerce, Bloomberg Short-Term Bank Yield Index + 0.10%(b)	0.179%	01/24/2022	01/24/2022	1,500,000	1,500,000
Canadian Imperial Bank of Commerce, SOFR + 0.16%(b)	0.210%	01/03/2022	07/08/2022	3,517,000	3,516,022
Credit Suisse(a)	0.230%	03/30/2022	03/30/2022	15,000,000	14,998,996
Mitsubishi UFJ Trust and Banking Corp.(a)	0.150%	02/07/2022	02/07/2022	13,000,000	13,000,465
Mizuho Bank Ltd.(a)	0.170%	04/01/2022	04/01/2022	10,000,000	9,998,709
MUFG Bank Ltd.(a)	0.320%	08/05/2022	08/05/2022	7,000,000	6,998,266
Natixis, SOFR + 0.13%(b)	0.180%	01/03/2022	05/10/2022	10,000,000	9,999,891
Natixis, SOFR + 0.17%(b)	0.220%	01/03/2022	08/05/2022	5,000,000	4,998,434
Nordea Bank AB(a)	0.195%	07/01/2022	07/01/2022	3,750,000	3,750,489
Royal Bank of Canada(a)	0.210%	10/03/2022	10/03/2022	10,000,000	9,986,531
Standard Chartered Bank(a)	0.160%	02/04/2022	02/04/2022	10,000,000	9,999,483
Standard Chartered Bank(a)	0.220%	04/25/2022	04/25/2022	6,500,000	6,498,608
Sumitomo Mitsui Banking Corp., SOFR + 0.15%(b)	0.200%	01/03/2022	04/22/2022	8,000,000	8,000,821
Sumitomo Mitsui Banking Corp., SOFR + 0.15%(b)	0.200%	01/03/2022	04/29/2022	5,000,000	5,000,496
Sumitomo Mitsui Banking Corp., SOFR + 0.20%(b)	0.250%	01/03/2022	05/13/2022	6,000,000	6,001,396
Sumitomo Mitsui Trust Bank(a)	0.170%	04/14/2022	04/14/2022	15,000,000	14,996,835
Sumitomo Mitsui Trust Bank(a)	0.250%	05/16/2022	05/16/2022	13,000,000	12,998,474
Svenska Handelsbanken AB(a)	0.150%	03/03/2022	03/03/2022	10,000,000	10,000,222
Toronto Dominion Bank(a)	0.180%	03/11/2022	03/11/2022	5,000,000	5,000,194
Toronto Dominion Bank(a)	0.180%	06/30/2022	06/30/2022	15,000,000	14,990,125
Westpac Banking Corp., 3 Month USD LIBOR + 0.01%(b)	0.138%	01/24/2022	01/24/2022	5,000,000	5,000,059
TOTAL CERTIFICATES OF DEPOSIT					265,203,267
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER—20.2%
Australia & New Zealand Banking Group Ltd.(a)	0.130%	01/21/2022	01/21/2022	$ 15,000,000	$ 14,999,387
Bank of Nova Scotia(a)	0.230%	04/07/2022	04/07/2022	5,000,000	4,997,077
Barclays Bank PLC(a)	0.270%	04/01/2022	04/01/2022	10,000,000	9,992,897
BMW U.S. Capital LLC(a)	0.060%	01/03/2022	01/03/2022	20,000,000	19,999,900
Canadian Imperial Bank of Commerce(a)	0.180%	07/06/2022	07/06/2022	10,000,000	9,982,962
Commonwealth Bank of Australia(a)	0.205%	05/18/2022	05/18/2022	10,000,000	9,990,647
DBS Bank Ltd.(a)	0.150%	02/07/2022	02/07/2022	15,000,000	14,998,163
DBS Bank Ltd.(a)	0.150%	03/22/2022	03/22/2022	8,000,000	7,996,058
DBS Bank Ltd.(a)	0.220%	05/03/2022	05/03/2022	10,000,000	9,990,741
Macquarie Bank Ltd.(a)	0.130%	01/04/2022	01/04/2022	15,000,000	14,999,883
Macquarie Bank Ltd.(a)	0.230%	02/22/2022	02/22/2022	9,000,000	8,997,535
National Australia Bank Ltd., SOFR + 0.12%(b)	0.170%	01/03/2022	06/15/2022	10,000,000	9,996,175
Natixis(a)	0.210%	01/03/2022	01/03/2022	10,000,000	9,999,942
Royal Bank of Canada(a)	0.220%	03/16/2022	03/16/2022	10,000,000	9,996,250
Skandinaviska Enskilda Banken AB(a)	0.150%	02/14/2022	02/14/2022	15,000,000	14,998,031
Skandinaviska Enskilda Banken AB(a)	0.220%	05/04/2022	05/04/2022	15,000,000	14,987,962
Skandinaviska Enskilda Banken AB(a)	0.240%	06/15/2022	06/15/2022	7,000,000	6,991,575
Societe Generale(a)	0.150%	01/03/2022	01/03/2022	9,000,000	8,999,947
Societe Generale(a)	0.150%	01/07/2022	01/07/2022	4,000,000	3,999,946
Toronto Dominion Bank(a)	0.210%	06/23/2022	06/23/2022	6,000,000	5,991,590
Toronto Dominion Bank(a)	0.240%	05/03/2022	05/03/2022	10,000,000	9,992,381
Toronto Dominion Bank, SOFR + 0.15%(b)	0.200%	01/03/2022	09/02/2022	10,000,000	9,994,426
Toyota Credit Canada Inc(a)	0.210%	07/11/2022	07/11/2022	10,000,000	9,984,107
UBS AG, SOFR + 0.19%(b)	0.240%	01/03/2022	06/14/2022	12,000,000	12,000,466
UBS AG, SOFR + 0.19%(b)	0.240%	01/03/2022	07/13/2022	8,000,000	8,000,425
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					262,878,473
OTHER NOTES—5.5%
Australia & New Zealand Banking Group Ltd.(a)	0.070%	01/03/2022	01/03/2022	25,000,000	25,000,000
Credit Agricole Corporate & Investment Bank(a)	0.050%	01/03/2022	01/03/2022	12,000,000	12,000,000
Mizuho Bank Ltd.(a)	0.070%	01/03/2022	01/03/2022	10,350,000	10,350,000
Royal Bank of Canada(a)	0.050%	01/03/2022	01/03/2022	25,000,000	25,000,000
TOTAL OTHER NOTES					72,350,000
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—21.7%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 3.500% due 12/11/2025 – 06/01/2043, Federal National Mortgage Associations, 3.000% – 5.625% due 07/15/2037 – 01/01/2052, Government National Mortgage Associations, 3.000% – 7.000% due 10/15/2029 – 12/20/2051, U.S. Treasury Bills, 0.000% due 01/20/2022 – 05/19/2022, U.S. Treasury Bonds, 2.875% – 3.000% due 05/15/2043 – 11/15/2045, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, U.S. Treasury Notes, 0.125% – 2.500% due 02/15/2022 – 12/31/2028, and a U.S. Treasury Strip, 0.000% due 11/15/2048, valued at $127,500,000); expected proceeds $125,000,521
	0.050%	01/03/2022	01/03/2022	125,000,000	125,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a Government National Mortgage Association, 2.000% due 01/20/2051, valued at $51,000,000); expected proceeds $50,000,208	0.050%	01/03/2022	01/03/2022	50,000,000	50,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Federal Home Loan Mortgage Corporations, 3.000% – 3.500% due 12/01/2034 – 11/01/2051, and Federal National Mortgage Associations, 1.830% – 4.240% due 04/01/2030 – 06/01/2049, valued at $110,160,001); expected proceeds $108,000,450	0.050%	01/03/2022	01/03/2022	$ 108,000,000	$ 108,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					283,000,000
TREASURY REPURCHASE AGREEMENTS—11.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 1.625% due 10/31/2026, valued at $25,500,085); expected proceeds $25,000,104	0.050%	01/03/2022	01/03/2022	25,000,000	25,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Notes, 0.375% – 2.000% due 06/30/2024 – 07/15/2024, valued at $33,660,257); expected proceeds $33,000,165	0.060%	01/03/2022	01/03/2022	33,000,000	33,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bills, 0.000% due 01/13/2022 – 07/14/2022, a U.S. Treasury Inflation Index Note, 0.125% due 10/15/2026, and U.S. Treasury Notes, 0.125% – 3.125% due 11/30/2022 – 11/15/2028, valued at $76,500,042); expected proceeds $75,000,312	0.050%	01/03/2022	01/03/2022	75,000,000	75,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 2.500% due 03/31/2023, valued at $10,200,017); expected proceeds $10,000,042	0.050%	01/03/2022	01/03/2022	10,000,000	10,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					143,000,000
OTHER REPURCHASE AGREEMENTS—8.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/10/2021 (collateralized by various Common Stocks, valued at $17,280,054); expected proceeds $16,028,824	0.550%	01/03/2022	04/08/2022	16,000,000	16,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Common Stocks, valued at $21,600,030); expected proceeds $20,000,367	0.220%	01/03/2022	01/03/2022	20,000,000	20,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Common Stocks, valued at $8,640,002); expected proceeds $8,000,147	0.220%	01/03/2022	01/03/2022	8,000,000	8,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2021 (collateralized by various Common Stocks, valued at $18,360,777); expected proceeds $17,029,467(c)	0.520%	01/03/2022	04/22/2022	17,000,000	17,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by various Common Stocks, valued at $16,200,261); expected proceeds $15,006,475	0.370%	01/03/2022	02/09/2022	15,000,000	15,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by various Common Stocks, valued at $10,800,080); expected proceeds $10,009,250(c)	0.370%	01/03/2022	03/30/2022	$ 10,000,000	$ 10,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Common Stocks, valued at $4,320,063); expected proceeds $4,000,050	0.150%	01/03/2022	01/03/2022	4,000,000	4,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2021 (collateralized by various Common Stocks, valued at $16,200,038); expected proceeds $15,000,642	0.220%	01/03/2022	01/04/2022	15,000,000	15,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					105,000,000
TOTAL INVESTMENTS –98.8% (Cost $1,287,963,479)(d)					1,287,850,894
Other Assets in Excess of Liabilities —1.2%					15,087,393
NET ASSETS –100.0%					$ 1,302,938,287
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $27,000,000 or 2.1% of net assets as of December 31, 2021.
(d)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 156,419,154	$—	$ 156,419,154
Certificates of Deposit	—	265,203,267	—	265,203,267
Financial Company Commercial Paper	—	262,878,473	—	262,878,473
Other Notes	—	72,350,000	—	72,350,000
Government Agency Repurchase Agreements	—	283,000,000	—	283,000,000
Treasury Repurchase Agreements	—	143,000,000	—	143,000,000
Other Repurchase Agreements	—	105,000,000	—	105,000,000
Total Investments	$—	$1,287,850,894	$—	$1,287,850,894
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value	$ 756,850,894
Repurchase agreements, at value and amortized cost	531,000,000
Total Investments	1,287,850,894
Cash	82,712
Receivable for investments sold	24,998,976
Interest receivable — unaffiliated issuers	147,825
Prepaid expenses and other assets	169
TOTAL ASSETS	1,313,080,576
LIABILITIES
Payable for investments purchased	9,992,768
Advisory fee payable	58,897
Custodian, sub-administrator and transfer agent fees payable	54,585
Trustees’ fees and expenses payable	160
Professional fees payable	28,501
Printing and postage fees payable	7,378
TOTAL LIABILITIES	10,142,289
NET ASSETS	$1,302,938,287
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 756,963,479
Repurchase agreements	531,000,000
Total cost of investments	$1,287,963,479
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income — unaffiliated issuers	$2,098,627
EXPENSES
Advisory fee	652,517
Custodian, sub-administrator and transfer agent fees	239,205
Trustees’ fees and expenses	29,431
Professional fees and expenses	39,988
Printing and postage fees	2,645
Insurance expense	251
TOTAL EXPENSES	964,037
NET INVESTMENT INCOME (LOSS)	$1,134,590
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	26,626
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(142,771)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(116,145)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,018,445
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,134,590	$ 4,450,704
Net realized gain (loss)	26,626	(133,114)
Net change in unrealized appreciation/depreciation	(142,771)	29,435
Net increase (decrease) in net assets resulting from operations	1,018,445	4,347,025
CAPITAL TRANSACTIONS
Contributions	2,561,953,926	1,370,984,362
Withdrawals	(2,186,501,936)	(1,330,160,138)
Net increase (decrease) in net assets from capital transactions	375,451,990	40,824,224
Net increase (decrease) in net assets during the period	376,470,435	45,171,249
Net assets at beginning of period	926,467,852	881,296,603
NET ASSETS AT END OF PERIOD	$ 1,302,938,287	$ 926,467,852
See accompanying notes to financial statements.
8

STATE STREET ESG LIQUID RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	For the Period 12/04/19*- 12/31/19
Total return (a)	0.08%	0.59%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,302,938	$926,468	$881,297
Ratios to average net assets:
Total expenses	0.07%	0.08%	0.11%(b)
Net investment income (loss)	0.09%	0.60%	1.72%(b)
*	Commencement of operations.
(a)	Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street ESG Liquid Reserves Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
The Portfolio was formed on December 3, 2019 and commenced operations on December 4, 2019.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
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STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2021, the Portfolio had invested in repurchase agreements with the gross values of $531,000,000 and associated collateral equal to $547,921,707.
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STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

As of December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street ESG Liquid Reserves Portfolio	$1,287,963,479	$10,690	$123,275	$(112,585)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging
13

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STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street ESG Liquid Reserves Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street ESG Liquid Reserves Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from December 4, 2019 (commencement of operations) through December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from December 4, 2019 (commencement of operations) through December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street ESG Liquid Reserves Portfolio	0.07%	$1,000.30	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
17

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

18

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
19

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITESGAR

Annual Report
December 31, 2021
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2021

% of Net Assets
Treasury Repurchase Agreements	56.2%
Treasury Debt	23.0
Government Agency Debt	15.0
Government Agency Repurchase Agreements	4.0
Other Assets in Excess of Liabilities	1.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2021

% of Net Assets
2 to 30 Days	63.4%
31 to 60 Days	4.6
61 to 90 Days	5.7
Over 90 Days	24.5
Total	98.2%
Average days to maturity	17
Weighted average life	80
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—15.0%
Federal Farm Credit Bank, SOFR + 0.01 (a)	0.055%	01/01/2022	09/13/2022	$ 289,310,000	$ 289,304,920
Federal Farm Credit Bank, SOFR + 0.01% (a)	0.055%	01/01/2022	05/26/2022	267,031,000	267,029,192
Federal Farm Credit Bank, SOFR + 0.01% (a)	0.055%	01/01/2022	06/21/2022	219,681,000	219,678,440
Federal Farm Credit Bank, SOFR + 0.01 (a)	0.060%	01/01/2022	06/30/2022	367,600,000	367,590,908
Federal Farm Credit Bank, SOFR + 0.01% (a)	0.063%	01/01/2022	09/07/2022	324,500,000	324,461,086
Federal Farm Credit Bank, SOFR + 0.02 (a)	0.068%	01/01/2022	07/14/2023	162,800,000	162,792,436
Federal Farm Credit Bank, SOFR + 0.02 (a)	0.070%	01/01/2022	10/27/2022	271,000,000	270,988,834
Federal Farm Credit Bank, SOFR + 0.02 (a)	0.070%	01/01/2022	12/14/2022	361,392,000	361,378,154
Federal Farm Credit Bank, SOFR + 0.02 (a)	0.070%	01/01/2022	03/14/2023	522,169,000	522,092,147
Federal Farm Credit Bank, SOFR + 0.02 (a)	0.070%	01/01/2022	08/21/2023	379,450,000	379,437,468
Federal Farm Credit Bank, SOFR + 0.03 (a)	0.075%	01/01/2022	06/08/2022	306,800,000	306,793,363
Federal Farm Credit Bank, SOFR + 0.03 (a)	0.075%	01/01/2022	01/12/2023	309,250,000	309,233,970
Federal Farm Credit Bank (b)	0.080%	06/16/2022	06/16/2022	43,600,000	43,584,110
Federal Farm Credit Bank, SOFR + 0.03 (a)	0.080%	01/01/2022	05/13/2022	390,900,000	390,885,816
Federal Farm Credit Bank, SOFR + 0.04% (a)	0.090%	01/01/2022	07/08/2022	275,000,000	274,992,897
Federal Farm Credit Bank, SOFR + 0.04% (a)	0.090%	01/01/2022	07/11/2022	114,500,000	114,509,022
Federal Farm Credit Bank, SOFR + 0.05% (a)	0.100%	01/01/2022	08/12/2022	477,000,000	477,073,116
Federal Farm Credit Bank, SOFR + 0.06 (a)	0.105%	01/01/2022	02/09/2023	54,700,000	54,700,000
Federal Farm Credit Bank, SOFR + 0.06% (a)	0.105%	01/01/2022	12/13/2022	329,250,000	329,275,866
Federal Farm Credit Bank, 3 Month USD MMY + 0.03% (a)	0.110%	01/01/2022	07/13/2023	75,000,000	74,994,202
Federal Farm Credit Bank, 3 Month USD MMY + 0.03 (a)	0.113%	01/01/2022	10/12/2023	275,000,000	274,977,576
Federal Farm Credit Bank, 3 Month USD MMY + 0.03 (a)	0.114%	01/01/2022	04/03/2023	226,046,000	226,046,000
Federal Farm Credit Bank, SOFR + 0.07% (a)	0.115%	01/01/2022	11/18/2022	39,250,000	39,250,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.04 (a)	0.120%	01/01/2022	05/03/2023	318,080,000	318,080,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.04% (a)	0.120%	01/01/2022	11/01/2023	300,000,000	299,977,754
Federal Farm Credit Bank, FFR + 0.06% (a)	0.135%	01/01/2022	01/19/2023	150,000,000	149,992,085
Federal Farm Credit Bank, SOFR + 0.09 (a)	0.135%	01/01/2022	10/07/2022	45,000,000	45,000,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.10% (a)	0.185%	01/01/2022	01/18/2022	100,000,000	99,999,819
Federal Farm Credit Bank, SOFR + 0.15% (a)	0.200%	01/01/2022	08/26/2022	22,000,000	22,017,786
Federal Farm Credit Bank (b)	0.213%	12/02/2022	12/02/2022	412,500,000	412,489,489
Federal Farm Credit Bank, 3 Month USD MMY + 0.13 (a)	0.215%	01/01/2022	02/28/2022	275,000,000	275,000,000
Federal Home Loan Bank (b)	0.006%	01/24/2022	01/24/2022	133,000,000	132,999,530
Federal Home Loan Bank (b)	0.006%	01/28/2022	01/28/2022	122,000,000	121,999,494
Federal Home Loan Bank (b)	0.011%	01/25/2022	01/25/2022	188,000,000	187,998,735
Federal Home Loan Bank, SOFR + 0.01% (a)	0.055%	01/01/2022	03/11/2022	161,800,000	161,800,000
Federal Home Loan Bank, SOFR + 0.01% (a)	0.055%	01/01/2022	03/14/2022	121,260,000	121,260,000
Federal Home Loan Bank, SOFR + 0.01% (a)	0.055%	01/01/2022	04/13/2022	381,000,000	381,000,000
Federal Home Loan Bank, SOFR + 0.01 (a)	0.060%	01/01/2022	04/14/2022	381,250,000	381,250,000
Federal Home Loan Bank, SOFR + 0.01 (a)	0.060%	01/01/2022	04/22/2022	323,980,000	323,980,000
Federal Home Loan Bank, SOFR + 0.01 (a)	0.060%	01/01/2022	06/01/2022	161,300,000	161,300,000
Federal Home Loan Bank, SOFR + 0.01 (a)	0.060%	01/01/2022	10/07/2022	445,545,000	445,545,000
Federal Home Loan Bank, SOFR + 0.01 (a)	0.060%	01/01/2022	10/17/2022	40,000,000	40,000,000
Federal Home Loan Bank, SOFR + 0.01% (a)	0.060%	01/01/2022	08/05/2022	348,110,000	348,110,000
Federal Home Loan Bank, SOFR + 0.01% (a)	0.060%	01/01/2022	10/07/2022	290,000,000	290,000,000
Federal Home Loan Bank (b)	0.061%	01/27/2022	01/27/2022	87,000,000	86,999,363
Federal Home Loan Bank, SOFR + 0.02 (a)	0.065%	01/01/2022	06/17/2022	273,000,000	273,000,000
Federal Home Loan Bank, SOFR + 0.02% (a)	0.065%	01/01/2022	06/24/2022	250,000,000	250,000,000
Federal Home Loan Bank, SOFR + 0.06% (a)	0.110%	01/01/2022	11/23/2022	350,000,000	350,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Bank, SOFR + 0.06% (a)	0.110%	01/01/2022	12/16/2022	$ 250,000,000	$ 250,000,000
Federal Home Loan Bank, SOFR + 0.07% (a)	0.115%	01/01/2022	11/10/2022	150,000,000	150,000,000
Federal Home Loan Bank, SOFR + 0.12% (a)	0.170%	01/01/2022	02/28/2022	130,000,000	130,000,000
Federal Home Loan Bank (b)	0.213%	11/29/2022	11/29/2022	196,000,000	195,844,655
Federal Home Loan Mortgage Corp., SOFR + 0.08% (a)	0.125%	01/01/2022	03/14/2022	250,000,000	250,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.15% (a)	0.200%	01/01/2022	03/04/2022	200,000,000	199,991,635
Federal Home Loan Mortgage Corp., SOFR + 0.16 (a)	0.210%	01/01/2022	04/20/2022	460,000,000	460,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.19 (a)	0.240%	01/01/2022	06/02/2022	460,000,000	460,000,000
Federal National Mortgage Assoc., SOFR + 0.20 (a)	0.250%	01/01/2022	06/15/2022	457,150,000	457,150,000
Federal National Mortgage Assoc., SOFR + 0.27 (a)	0.320%	01/01/2022	05/04/2022	299,250,000	299,509,099
TOTAL GOVERNMENT AGENCY DEBT					14,613,363,967
TREASURY DEBT—23.0%
U.S. Treasury Bill (b)	0.050%	01/20/2022	01/20/2022	1,341,086,000	1,341,052,641
U.S. Treasury Bill (b)	0.051%	01/13/2022	01/13/2022	827,900,000	827,889,741
U.S. Treasury Bill (b)	0.053%	01/27/2022	01/27/2022	376,000	375,986
U.S. Treasury Bill (b)	0.053%	03/01/2022	03/01/2022	840,730,000	840,659,589
U.S. Treasury Bill (b)	0.055%	02/01/2022	02/01/2022	850,000,000	849,963,639
U.S. Treasury Bill (b)	0.055%	02/03/2022	02/03/2022	339,700,000	339,683,911
U.S. Treasury Bill (b)	0.055%	02/15/2022	02/15/2022	401,100,000	401,073,650
U.S. Treasury Bill (b)	0.055%	02/22/2022	02/22/2022	800,000,000	799,938,889
U.S. Treasury Bill (b)	0.055%	03/08/2022	03/08/2022	417,000,000	416,959,227
U.S. Treasury Bill (b)	0.055%	03/17/2022	03/17/2022	1,086,000,000	1,085,878,881
U.S. Treasury Bill (b)	0.056%	01/11/2022	01/11/2022	1,025,261,700	1,025,248,348
U.S. Treasury Bill (b)	0.058%	04/14/2022	04/14/2022	749,900,000	749,779,538
U.S. Treasury Bill (b)	0.058%	04/21/2022	04/21/2022	754,715,000	754,581,003
U.S. Treasury Bill (b)	0.063%	05/05/2022	05/05/2022	475,000,000	474,899,392
U.S. Treasury Bill (b)	0.063%	05/12/2022	05/12/2022	450,920,000	450,820,640
U.S. Treasury Bill (b)	0.065%	03/10/2022	03/10/2022	1,751,240,000	1,751,029,702
U.S. Treasury Bill (b)	0.070%	03/24/2022	03/24/2022	777,900,000	777,778,993
U.S. Treasury Bill (b)	0.070%	03/29/2022	03/29/2022	400,000,000	399,933,889
U.S. Treasury Bill (b)	0.072%	04/05/2022	04/05/2022	1,586,200,000	1,585,901,955
U.S. Treasury Bill (b)	0.090%	06/02/2022	06/02/2022	451,870,000	451,700,549
U.S. Treasury Note (b)	0.061%	03/31/2022	03/31/2022	165,500,000	166,192,149
U.S. Treasury Note (b)	0.072%	06/30/2022	06/30/2022	117,252,000	118,214,325
U.S. Treasury Note (b)	0.078%	05/31/2022	05/31/2022	172,600,000	172,633,104
U.S. Treasury Note, 3 Month USD MMY + 0.03 (a)	0.114%	01/01/2022	07/31/2023	1,287,605,000	1,287,660,486
U.S. Treasury Note, 3 Month USD MMY + 0.03 (a)	0.119%	01/01/2022	04/30/2023	1,440,672,000	1,440,819,635
U.S. Treasury Note, 3 Month USD MMY + 0.04 (a)	0.120%	01/01/2022	10/31/2023	646,100,000	646,104,155
U.S. Treasury Note, 3 Month USD MMY + 0.05 (a)	0.134%	01/01/2022	01/31/2023	1,629,182,000	1,629,647,701
U.S. Treasury Note, 3 Month USD MMY + 0.06 (a)	0.140%	01/01/2022	07/31/2022	109,000,000	109,001,894
U.S. Treasury Note, 3 Month USD MMY + 0.06 (a)	0.140%	01/01/2022	10/31/2022	776,700,000	776,792,599
U.S. Treasury Note, 3 Month USD MMY + 0.11 (a)	0.199%	01/01/2022	04/30/2022	200,000,000	200,041,554
U.S. Treasury Note, 3 Month USD MMY + 0.15% (a)	0.239%	01/01/2022	01/31/2022	505,000,000	505,030,392
TOTAL TREASURY DEBT					22,377,288,157
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—4.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Banks, 0.375% – 5.625% due 12/08/2023 – 03/12/2038, a Federal Home Loan Bank, 0.000% due 02/01/2022, and Federal Home Loan Mortgage Corporations, 0.000% – 3.200% due 06/30/2022 – 01/21/2050, valued at $43,860,060); expected proceeds $43,000,179	0.050%	01/03/2022	01/03/2022	$ 43,000,000	$ 43,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 11/19/2021 (collateralized by Federal National Mortgage Associations, 2.000% – 2.500% due 12/01/2051, Government National Mortgage Associations, 2.000% – 4.500% due 07/20/2046 – 12/20/2051, and a U.S. Treasury Note, 1.250% due 11/30/2026, valued at $204,000,007); expected proceeds $200,020,333	0.060%	01/07/2022	01/07/2022	200,000,000	200,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 04/01/2029 – 11/01/2051, Federal National Mortgage Associations, 2.500% – 4.500% due 06/01/2025 – 09/01/2051, and Government National Mortgage Associations, 2.500% – 4.500% due 06/20/2045 – 11/20/2051, valued at $255,000,000); expected proceeds $250,001,146	0.055%	01/03/2022	01/03/2022	250,000,000	250,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 1.867% – 8.490% due 06/15/2029 – 04/25/2051, Federal National Mortgage Associations, 2.500% – 5.898% due 06/25/2048 – 08/25/2061, Government National Mortgage Associations, 1.625% – 6.246% due 08/20/2041 – 12/20/2051, U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2022 – 07/15/2022, and U.S. Treasury Notes, 1.125% – 2.500% due 02/15/2022 – 04/30/2022, valued at $80,530,630); expected proceeds $78,417,327	0.050%	01/03/2022	01/03/2022	78,417,000	78,417,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Tennessee Valley Authorities, 0.000% – 5.880% due 09/15/2024 – 01/15/2048, and U.S. Treasury Strips, 0.000% due 08/15/2047 – 02/15/2048, valued at $66,308,651); expected proceeds $65,000,271	0.050%	01/03/2022	01/03/2022	65,000,000	65,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a Government National Mortgage Association, 2.000% due 01/20/2051, valued at $76,500,001); expected proceeds $75,000,312	0.050%	01/03/2022	01/03/2022	75,000,000	75,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 10/28/2021 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 12/01/2048, a Federal National Mortgage Association, 2.500% due 09/01/2051, and Government National Mortgage Associations, 1.700% – 6.596% due 12/15/2024 – 12/20/2051, valued at $226,593,922); expected proceeds $220,024,567	0.060%	01/03/2022	01/03/2022	$ 220,000,000	$ 220,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 10/08/2021 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 6.000% due 09/01/2029 – 12/01/2051, and Federal National Mortgage Associations, 1.500% – 5.500% due 06/01/2027 – 01/01/2057, valued at $255,000,000); expected proceeds $250,037,500	0.060%	01/06/2022	01/06/2022	250,000,000	250,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/06/2021 (collateralized by Federal Home Loan Mortgage Corporations, 1.902% – 6.000% due 09/01/2029 – 11/01/2051, Federal National Mortgage Associations, 1.500% – 5.500% due 06/01/2027 – 12/01/2051, and Government National Mortgage Associations, 2.500% – 3.000% due 10/20/2049 – 03/20/2051, valued at $173,400,000); expected proceeds $170,020,825 (c)	0.070%	02/07/2022	02/07/2022	170,000,000	170,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/27/2021 (collateralized by Federal Home Loan Mortgage Corporations, 1.385% – 7.000% due 09/01/2029 – 10/01/2051, and Federal National Mortgage Associations, 1.500% – 4.500% due 08/01/2034 – 05/01/2058, valued at $102,000,000); expected proceeds $100,005,333 (c)	0.060%	01/28/2022	01/28/2022	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal National Mortgage Associations, 1.500% – 3.500% due 12/01/2036 – 12/01/2054, valued at $122,400,001); expected proceeds $120,000,500	0.050%	01/03/2022	01/03/2022	120,000,000	120,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Government National Mortgage Associations, 1.500% – 8.000% due 01/15/2027 – 07/15/2062, valued at $239,700,000); expected proceeds $235,000,979	0.050%	01/03/2022	01/03/2022	235,000,000	235,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2021 (collateralized by a Federal Home Loan Mortgage Corporation, 4.500% due 09/01/2026, Federal National Mortgage Associations, 2.061% – 4.000% due 10/01/2028 – 12/01/2051, and a Government National Mortgage Association, 2.500% due 07/20/2051, valued at $153,000,893); expected proceeds $150,016,625 (c)	0.070%	01/03/2022	02/18/2022	150,000,000	150,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 10/01/2041 – 12/01/2050, Federal National Mortgage Associations, 2.500% – 5.000% due 02/01/2038 – 12/01/2051, Government National Mortgage Associations, 2.500% – 4.000% due 06/15/2042 – 11/20/2051, U.S. Treasury Bonds, 1.125% – 4.250% due 05/15/2039 – 08/15/2051, U.S. Treasury Inflation Index Bonds, 0.125% – 1.000% due 02/15/2049 – 02/15/2051, and U.S. Treasury Notes, 0.125% – 2.750% due 02/15/2022 – 08/15/2031, valued at $408,000,008); expected proceeds $400,003,889
	0.050%	01/05/2022	01/05/2022	$ 400,000,000	$ 400,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 4.500% due 11/01/2040 – 09/01/2050, Federal National Mortgage Associations, 2.280% – 5.000% due 02/01/2038 – 12/01/2051, Government National Mortgage Associations, 2.500% – 5.000% due 08/15/2040 – 11/20/2051, a U.S. Treasury Bill, 0.000% due 04/07/2022, U.S. Treasury Bonds, 2.000% – 4.250% due 05/15/2039 – 02/15/2050, U.S. Treasury Inflation Index Bonds, 0.125% – 3.375% due 04/15/2032 – 02/15/2051, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, and U.S. Treasury Notes, 0.125% – 3.000% due 07/15/2023 – 02/15/2029, valued at $204,000,077); expected proceeds $200,001,944
	0.050%	01/06/2022	01/06/2022	200,000,000	200,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 12/01/2038 – 11/01/2051, Federal National Mortgage Associations, 2.000% – 5.000% due 02/01/2038 – 12/01/2051, Government National Mortgage Associations, 2.500% – 3.500% due 05/20/2047 – 03/20/2051, U.S. Treasury Bills, 0.000% due 03/29/2022 – 04/07/2022, U.S. Treasury Bonds, 2.250% – 4.250% due 05/15/2039 – 05/15/2047, and U.S. Treasury Notes, 0.125% – 2.875% due 09/15/2023 – 05/15/2028, valued at $510,000,001); expected proceeds $500,002,083
	0.050%	01/03/2022	01/03/2022	500,000,000	500,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal National Mortgage Associations, 1.801% – 5.000% due 08/01/2032 – 11/01/2051, a Government National Mortgage Association, 4.000% due 02/20/2049, and a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, valued at $150,960,629); expected proceeds $148,000,617	0.050%	01/03/2022	01/03/2022	148,000,000	148,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 3.000% due 01/01/2033 – 09/01/2051, valued at $84,660,000); expected proceeds $83,000,346	0.050%	01/03/2022	01/03/2022	83,000,000	83,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 3.000% due 07/01/2049 – 12/01/2051, Federal National Mortgage Associations, 3.000% – 5.500% due 08/01/2024 – 01/01/2050, Government National Mortgage Associations, 2.000% – 6.500% due 11/20/2038 – 11/20/2051, U.S. Treasury Inflation Index Bonds, 0.250% – 0.750% due 02/15/2045 – 02/15/2050, and U.S. Treasury Strips, 0.000% due 02/15/2028 – 02/15/2030, valued at $507,960,095); expected proceeds $498,002,075	0.050%	01/03/2022	01/03/2022	$ 498,000,000	$ 498,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 8.000% due 02/01/2022 – 02/01/2050, and Federal National Mortgage Associations, 1.500% – 9.000% due 03/01/2022 – 09/01/2050, valued at $102,000,011); expected proceeds $100,000,500	0.060%	01/03/2022	01/03/2022	100,000,000	100,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					3,885,417,000
TREASURY REPURCHASE AGREEMENTS—56.2%
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 1.875% due 08/31/2024, valued at $161,160,085); expected proceeds $158,000,263	0.020%	01/03/2022	01/03/2022	158,000,000	158,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.750% – 1.500% due 08/31/2026 – 11/30/2028, valued at $207,364,993); expected proceeds $203,299,847	0.050%	01/03/2022	01/03/2022	203,299,000	203,299,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/07/2021 (collateralized by U.S. Treasury Bills, 0.000% due 03/24/2022 – 04/26/2022, a U.S. Treasury Bond, 1.875% due 11/15/2051, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 01/15/2023 – 07/15/2028, U.S. Treasury Notes, 0.125% – 3.125% due 06/30/2022 – 08/15/2031, and U.S. Treasury Strips, 0.000% due 08/15/2023 – 02/15/2031, valued at $362,100,058); expected proceeds $355,026,033	0.055%	01/07/2022	01/07/2022	355,000,000	355,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.500% – 2.250% due 02/15/2027 – 11/30/2028, valued at $117,300,007); expected proceeds $115,000,479	0.050%	01/03/2022	01/03/2022	115,000,000	115,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.125% – 3.125% due 12/31/2022 – 11/15/2028, valued at $127,500,069); expected proceeds $125,000,573	0.055%	01/03/2022	01/03/2022	125,000,000	125,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bonds, 3.000% – 3.875% due 08/15/2040 – 05/15/2045, and U.S. Treasury Notes, 0.125% – 2.375% due 07/31/2022 – 08/15/2027, valued at $1,009,800,086); expected proceeds $990,004,125	0.050%	01/03/2022	01/03/2022	$ 990,000,000	$ 990,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, a U.S. Treasury Note, 1.375% due 12/31/2028, and a U.S. Treasury Strip, 0.000% due 11/15/2026 - 02/15/2051, valued at $214,200,045); expected proceeds $210,000,875	0.050%	01/03/2022	01/03/2022	210,000,000	210,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bills, 0.000% due 01/20/2022 – 12/01/2022, a U.S. Treasury Inflation Index Note, 0.250% due 07/15/2029, and U.S. Treasury Notes, 0.375% – 2.500% due 01/15/2022 – 12/31/2022, valued at $469,200,030); expected proceeds $460,001,533	0.040%	01/03/2022	01/03/2022	460,000,000	460,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 11/04/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 3.000% due 05/15/2040 – 08/15/2051, U.S. Treasury Inflation Index Bonds, 0.125% – 3.875% due 01/15/2025 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 07/15/2022 – 07/15/2031, and U.S. Treasury Notes, 0.125% – 2.375% due 04/30/2022 – 05/15/2031, valued at $229,500,083); expected proceeds $225,025,781	0.055%	01/07/2022	01/07/2022	225,000,000	225,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2026 – 08/15/2038, valued at $1,020,385,641); expected proceeds $1,000,011,667	0.060%	01/06/2022	01/06/2022	1,000,000,000	1,000,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2045 – 02/15/2048, valued at $510,281,910); expected proceeds $500,004,861	0.050%	01/06/2022	01/06/2022	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.250% due 10/15/2024 – 01/15/2025, and U.S. Treasury Notes, 0.625% – 2.250% due 10/15/2024 – 11/15/2024, valued at $169,321,612); expected proceeds $166,000,830	0.060%	01/03/2022	01/03/2022	166,000,000	166,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 1.375% – 3.125% due 11/15/2028 – 12/31/2028, valued at $144,840,031); expected proceeds $142,000,592	0.050%	01/03/2022	01/03/2022	142,000,000	142,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Suisse Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.120% – 2.500% due 01/15/2022 – 11/30/2026, valued at $204,001,076); expected proceeds $200,000,833	0.050%	01/03/2022	01/03/2022	$ 200,000,000	$ 200,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 2.375% – 2.750% due 02/28/2023 – 06/30/2025, valued at $38,550,160,693); expected proceeds $38,550,160,625	0.050%	01/03/2022	01/03/2022	38,550,000,000	38,550,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 4.500% due 08/15/2039, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, and a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $2,274,600,075); expected proceeds $2,230,009,292	0.050%	01/03/2022	01/03/2022	2,230,000,000	2,230,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, U.S. Treasury Notes, 0.500% - 2.750% due 12/31/2023 - 08/15/2031, valued at $4,035,892,088); expected proceeds $3,955,016,479	0.050%	01/03/2022	01/03/2022	3,955,000,000	3,955,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2031, and U.S. Treasury Notes, 1.000% - 1.375% due 12/31/2026 - 12/31/2028, valued at $1,856,583,967); expected proceeds $1,820,007,981	0.050%	01/03/2022	01/03/2022	1,820,000,398	1,820,000,398
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by a U.S. Treasury Bond, 1.750% due 08/15/2041, U.S. Treasury Notes, 0.125% – 2.000% due 01/31/2022 – 10/31/2025, and U.S. Treasury Strips, 0.000% due 02/15/2025 – 11/15/2030, valued at $210,120,058); expected proceeds $206,002,043	0.051%	01/05/2022	01/05/2022	206,000,000	206,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2027, valued at $10,200,000); expected proceeds $10,000,042	0.050%	01/03/2022	01/03/2022	10,000,000	10,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/27/2021 (collateralized by U.S. Treasury Bonds, 2.250% – 6.625% due 02/15/2027 – 08/15/2046, and U.S. Treasury Notes, 0.125% – 2.750% due 04/30/2022 – 02/15/2027, valued at $51,000,038); expected proceeds $50,000,486	0.050%	01/03/2022	01/03/2022	50,000,000	50,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a Cash, 0.000% due 12/30/1899, U.S. Treasury Bonds, 1.125% – 5.500% due 08/15/2028 – 08/15/2041, a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2023 – 01/15/2027, and U.S. Treasury Notes, 1.625% – 2.500% due 08/15/2023 – 11/30/2026, valued at $121,400,510); expected proceeds $120,000,500	0.050%	01/03/2022	01/03/2022	$ 120,000,000	$ 120,000,000
Agreement with MUFG Securities, dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.250% - 2.625% due 01/31/2022 - 01/31/2028, valued at $183,608,307); expected proceeds $180,000,750	0.050%	01/03/2022	01/03/2022	180,000,000	180,000,000
Agreement with National Australia Bank, Ltd., dated 12/31/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 01/27/2022, valued at $403,259,918); expected proceeds $395,001,646	0.050%	01/03/2022	01/03/2022	395,000,000	395,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/08/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $163,200,100); expected proceeds $160,028,311	0.070%	01/07/2022	01/07/2022	160,000,000	160,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/15/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $397,800,024); expected proceeds $390,069,008 (c)	0.070%	01/14/2022	01/14/2022	390,000,000	390,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/21/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $199,920,050); expected proceeds $196,035,062 (c)	0.070%	01/21/2022	01/21/2022	196,000,000	196,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/02/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $204,000,043); expected proceeds $200,040,000 (c)	0.080%	03/02/2022	03/02/2022	200,000,000	200,000,000
Agreement with Prudential Insurance Co., dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 3.750% due 11/15/2043, and U.S. Treasury Strips, 0.000%, due 05/15/2027 – 02/15/2045, valued at $239,949,293); expected proceeds $234,866,899	0.060%	01/03/2022	01/03/2022	234,865,725	234,865,725
Agreement with Prudential Insurance Co., dated 12/31/2021 (collateralized by U.S. Treasury Bonds, 2.250% - 3.750% due 11/15/2041 - 11/15/2048, and U.S. Treasury Strips, 0.000%, due 02/15/2022 – 05/15/2029, valued at $268,397,656); expected proceeds $263,107,341	0.060%	01/03/2022	01/03/2022	263,106,025	263,106,025
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 10/27/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 7.125% due 02/15/2023 – 11/15/2047, U.S. Treasury Inflation Index Bonds, 0.750% due 02/15/2042 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 10/15/2025 – 01/15/2028, and U.S. Treasury Notes, 0.250% – 3.000% due 01/15/2022 – 09/30/2028, valued at $867,000,044); expected proceeds $850,110,382	0.055%	01/07/2022	01/07/2022	$ 850,000,000	$ 850,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2023 – 10/15/2026, and U.S. Treasury Notes, 0.250% – 0.625% due 06/15/2023 – 12/31/2027, valued at $71,400,041); expected proceeds $70,000,292	0.050%	01/03/2022	01/03/2022	70,000,000	70,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 0.750% due 01/31/2028, valued at $51,000,012); expected proceeds $50,000,208	0.050%	01/03/2022	01/03/2022	50,000,000	50,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 0.125% due 05/31/2023, valued at $23,460,054); expected proceeds $23,000,096	0.050%	01/03/2022	01/03/2022	23,000,000	23,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					54,802,271,148
TOTAL INVESTMENTS –98.2% (d)(e)					95,678,340,272
Other Assets in Excess of Liabilities —1.8%					1,709,882,601
NET ASSETS –100.0%					$ 97,388,222,873
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $1,206,000,000 or 1.2% of net assets as of December 31, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
MMY	Money Market Yield
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value and cost	$36,990,652,124
Repurchase agreements, at value and amortized cost	58,687,688,148
Total Investments	95,678,340,272
Cash	3,402,801,573
Interest receivable — unaffiliated issuers	4,596,206
Prepaid expenses and other assets	12,391
TOTAL ASSETS	99,085,750,442
LIABILITIES
Payable for investments purchased	1,690,623,225
Advisory and administrator fee payable	4,062,277
Custody, sub-administration and transfer agent fees payable	2,686,493
Trustees’ fees and expenses payable	2,690
Professional fees payable	114,210
Printing fees payable	27,848
Accrued expenses and other liabilities	10,826
TOTAL LIABILITIES	1,697,527,569
NET ASSETS	$97,388,222,873
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income — unaffiliated issuers	$64,415,826
EXPENSES
Advisory and administrator fee	43,473,435
Custodian, sub-administrator and transfer agent fees	10,930,362
Trustees’ fees and expenses	602,587
Professional fees and expenses	687,111
Printing and postage fees	115,285
Insurance expense	25,190
TOTAL EXPENSES	55,833,970
NET INVESTMENT INCOME (LOSS)	$ 8,581,856
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	75,720
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 8,657,576
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,581,856	$ 305,998,992
Net realized gain (loss)	75,720	94,958
Net increase (decrease) in net assets resulting from operations	8,657,576	306,093,950
CAPITAL TRANSACTIONS
Contributions	228,927,239,917	215,779,123,984
Withdrawals	(211,159,621,770)	(197,361,054,418)
Net increase (decrease) in net assets from capital transactions	17,767,618,147	18,418,069,566
Net increase (decrease) in net assets during the period	17,776,275,723	18,724,163,516
Net assets at beginning of period	79,611,947,150	60,887,783,634
NET ASSETS AT END OF PERIOD	$ 97,388,222,873	$ 79,611,947,150
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.01%	0.45%	2.20%	1.81%	0.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$97,388,223	$79,611,947	$60,887,784	$41,221,782	$48,665,017
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.07%	0.07%	0.06%
Net investment income (loss)	0.01%	0.39%	2.13%	1.78%	0.85%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2021, the Portfolio had invested in repurchase agreements with the gross values of $58,687,688,148 and associated collateral equal to $59,095,783,683.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
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OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,000.00	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

23

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
24

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

25

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTUSGOVAR1
00270433

Annual Report
December 31, 2021
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2021

% of Net Assets
Treasury Debt	102.8%
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2021

% of Net Assets
2 to 30 Days	31.5%
31 to 60 Days	34.4
61 to 90 Days	16.1
Over 90 Days	20.8
Total	102.8%
Average days to maturity	40
Weighted average life	82
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—102.8%
U.S. Treasury Bill (a)	0.015%	02/03/2022	02/03/2022	$ 100,000,000	$ 99,998,708
U.S. Treasury Bill (a)	0.020%	02/01/2022	02/01/2022	285,755,000	285,745,063
U.S. Treasury Bill (a)	0.040%	01/18/2022	01/18/2022	1,417,103,000	1,417,084,506
U.S. Treasury Bill (a)	0.043%	01/06/2022	01/06/2022	314,564,000	314,562,848
U.S. Treasury Bill (a)	0.045%	01/04/2022	01/04/2022	448,850,000	448,849,715
U.S. Treasury Bill (a)	0.045%	01/11/2022	01/11/2022	701,559,000	701,553,491
U.S. Treasury Bill (a)	0.045%	02/10/2022	02/10/2022	892,627,000	892,583,597
U.S. Treasury Bill (a)	0.045%	02/24/2022	02/24/2022	532,807,000	532,771,048
U.S. Treasury Bill (a)	0.046%	01/25/2022	01/25/2022	200,000,000	199,994,378
U.S. Treasury Bill (a)	0.050%	01/27/2022	01/27/2022	386,200,000	386,188,293
U.S. Treasury Bill (a)	0.050%	02/17/2022	02/17/2022	118,925,000	118,917,571
U.S. Treasury Bill (a)	0.050%	03/03/2022	03/03/2022	524,000,000	523,956,632
U.S. Treasury Bill (a)	0.050%	03/17/2022	03/17/2022	348,000,000	347,963,196
U.S. Treasury Bill (a)	0.050%	03/31/2022	03/31/2022	102,500,000	102,487,615
U.S. Treasury Bill (a)	0.051%	01/13/2022	01/13/2022	622,000,000	621,992,638
U.S. Treasury Bill (a)	0.051%	03/10/2022	03/10/2022	456,000,000	455,957,883
U.S. Treasury Bill (a)	0.053%	01/20/2022	01/20/2022	249,500,000	249,493,373
U.S. Treasury Bill (a)	0.053%	06/16/2022	06/16/2022	250,000,000	249,940,208
U.S. Treasury Bill (a)	0.055%	02/15/2022	02/15/2022	401,100,000	401,074,851
U.S. Treasury Bill (a)	0.055%	02/22/2022	02/22/2022	818,055,000	818,013,395
U.S. Treasury Bill (a)	0.055%	03/01/2022	03/01/2022	653,390,000	653,333,767
U.S. Treasury Bill (a)	0.055%	03/22/2022	03/22/2022	150,200,000	150,182,101
U.S. Treasury Bill (a)	0.058%	04/14/2022	04/14/2022	150,500,000	150,475,824
U.S. Treasury Bill (a)	0.058%	04/21/2022	04/21/2022	249,000,000	248,955,808
U.S. Treasury Bill (a)	0.060%	02/08/2022	02/08/2022	300,000,000	299,982,000
U.S. Treasury Bill (a)	0.065%	05/19/2022	05/19/2022	304,000,000	303,925,351
U.S. Treasury Bill (a)	0.070%	03/24/2022	03/24/2022	150,000,000	149,976,667
U.S. Treasury Note (a)	0.025%	01/31/2022	01/31/2022	13,000,000	13,018,296
U.S. Treasury Note (a)	0.026%	01/31/2022	01/31/2022	80,000,000	80,085,268
U.S. Treasury Note (a)	0.044%	01/15/2022	01/15/2022	100,224,000	100,304,259
U.S. Treasury Note (a)	0.055%	02/28/2022	02/28/2022	106,000,000	106,277,815
U.S. Treasury Note (a)	0.061%	03/31/2022	03/31/2022	330,000,000	330,247,845
U.S. Treasury Note (a)	0.061%	03/31/2022	03/31/2022	197,000,000	197,824,450
U.S. Treasury Note (a)	0.072%	06/30/2022	06/30/2022	19,272,000	19,430,171
U.S. Treasury Note, 3 Month USD MMY + 0.03 (b)	0.114%	01/01/2022	07/31/2023	238,500,000	238,509,081
U.S. Treasury Note, 3 Month USD MMY + 0.03 (b)	0.119%	01/01/2022	04/30/2023	150,000,000	150,008,029
U.S. Treasury Note, 3 Month USD MMY + 0.04 (b)	0.120%	01/01/2022	10/31/2023	40,300,000	40,299,999
U.S. Treasury Note, 3 Month USD MMY + 0.05 (b)	0.134%	01/01/2022	01/31/2023	105,486,000	105,519,859
U.S. Treasury Note, 3 Month USD MMY + 0.06 (b)	0.140%	01/01/2022	07/31/2022	330,000,000	330,002,605
U.S. Treasury Note, 3 Month USD MMY + 0.06 (b)	0.140%	01/01/2022	10/31/2022	618,559,000	618,685,102
U.S. Treasury Note, 3 Month USD MMY + 0.11 (b)	0.199%	01/01/2022	04/30/2022	446,600,000	446,696,339
U.S. Treasury Note, 3 Month USD MMY + 0.15% (b)	0.239%	01/01/2022	01/31/2022	554,000,000	554,045,834
TOTAL INVESTMENTS –102.8% (c)(d)					14,456,915,479
Liabilities in Excess of Other Assets —(2.8)%					(396,043,748)
NET ASSETS –100.0%					$ 14,060,871,731
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value and cost	$14,456,915,479
Cash	730,524
Interest receivable — unaffiliated issuers	4,272,259
Prepaid expenses and other assets	1,951
TOTAL ASSETS	14,461,920,213
LIABILITIES
Payable for investments purchased	399,864,704
Advisory and administrator fee payable	618,969
Custody, sub-administration and transfer agent fees payable	499,058
Trustees’ fees and expenses payable	409
Professional fees payable	46,779
Printing fees payable	13,738
Accrued expenses and other liabilities	4,825
TOTAL LIABILITIES	401,048,482
NET ASSETS	$14,060,871,731
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income — unaffiliated issuers	$10,035,309
EXPENSES
Advisory and administrator fee	7,444,383
Custodian, sub-administrator and transfer agent fees	1,891,993
Trustees’ fees and expenses	137,413
Professional fees	156,065
Printing and postage fees	32,912
Insurance expense	5,125
TOTAL EXPENSES	9,667,891
NET INVESTMENT INCOME (LOSS)	$ 367,418
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	47,649
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 415,067
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 367,418	$ 69,648,659
Net realized gain (loss)	47,649	185,977
Net increase (decrease) in net assets resulting from operations	415,067	69,834,636
CAPITAL TRANSACTIONS
Contributions	22,872,089,825	36,624,674,911
Withdrawals	(25,583,136,317)	(32,739,648,118)
Net increase (decrease) in net assets from capital transactions	(2,711,046,492)	3,885,026,793
Net increase (decrease) in net assets during the period	(2,710,631,425)	3,954,861,429
Net assets at beginning of period	16,771,503,156	12,816,641,727
NET ASSETS AT END OF PERIOD	$ 14,060,871,731	$ 16,771,503,156
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.00%(b)	0.48%	2.18%	1.80%	0.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,060,872	$16,771,503	$12,816,642	$10,372,969	$13,005,602
Ratios to average net assets:
Total expenses	0.07%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	0.00%(b)	0.38%	2.13%	1.76%	0.81%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$999.90	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

16

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSTTRAR1

Annual Report
December 31, 2021
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2021

% of Net Assets
Treasury Repurchase Agreements	59.7%
Treasury Debt	37.6
Other Assets in Excess of Liabilities	2.7
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2021

% of Net Assets
2 to 30 Days	63.5%
31 to 60 Days	7.6
61 to 90 Days	5.1
Over 90 Days	21.1
Total	97.3%
Average days to maturity	16
Weighted average life	70
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—37.6%
U.S. Treasury Bill (a)	0.050%	01/20/2022	01/20/2022	$ 457,000,000	$ 456,988,468
U.S. Treasury Bill (a)	0.050%	02/01/2022	02/01/2022	320,000,000	319,986,486
U.S. Treasury Bill (a)	0.050%	02/15/2022	02/15/2022	125,000,000	124,991,788
U.S. Treasury Bill (a)	0.051%	01/13/2022	01/13/2022	268,100,000	268,096,137
U.S. Treasury Bill (a)	0.051%	02/10/2022	02/10/2022	161,580,000	161,571,402
U.S. Treasury Bill (a)	0.053%	01/27/2022	01/27/2022	74,800,000	74,797,340
U.S. Treasury Bill (a)	0.053%	03/01/2022	03/01/2022	249,750,000	249,729,085
U.S. Treasury Bill (a)	0.055%	02/03/2022	02/03/2022	115,000,000	114,994,554
U.S. Treasury Bill (a)	0.055%	02/22/2022	02/22/2022	250,500,000	250,480,865
U.S. Treasury Bill (a)	0.055%	03/08/2022	03/08/2022	99,500,000	99,490,271
U.S. Treasury Bill (a)	0.055%	03/17/2022	03/17/2022	300,000,000	299,966,542
U.S. Treasury Bill (a)	0.056%	01/11/2022	01/11/2022	275,000,000	274,996,418
U.S. Treasury Bill (a)	0.058%	04/14/2022	04/14/2022	225,100,000	225,063,840
U.S. Treasury Bill (a)	0.058%	04/21/2022	04/21/2022	223,850,000	223,810,272
U.S. Treasury Bill (a)	0.063%	05/05/2022	05/05/2022	120,000,000	119,974,583
U.S. Treasury Bill (a)	0.063%	05/12/2022	05/12/2022	100,050,000	100,027,954
U.S. Treasury Bill (a)	0.065%	03/10/2022	03/10/2022	475,200,000	475,142,937
U.S. Treasury Bill (a)	0.070%	03/24/2022	03/24/2022	250,000,000	249,961,111
U.S. Treasury Bill (a)	0.070%	03/29/2022	03/29/2022	175,000,000	174,971,076
U.S. Treasury Bill (a)	0.072%	04/05/2022	04/05/2022	425,500,000	425,420,048
U.S. Treasury Bill (a)	0.090%	06/02/2022	06/02/2022	115,000,000	114,956,875
U.S. Treasury Bill (a)	0.236%	12/01/2022	12/01/2022	125,000,000	124,727,944
U.S. Treasury Note (a)	0.061%	03/31/2022	03/31/2022	45,000,000	45,188,360
U.S. Treasury Note (a)	0.072%	06/30/2022	06/30/2022	33,423,000	33,697,313
U.S. Treasury Note (a)	0.078%	05/31/2022	05/31/2022	46,100,000	46,108,842
U.S. Treasury Note, 3 Month USD MMY + 0.03 (b)	0.114%	01/01/2022	07/31/2023	511,644,000	511,661,668
U.S. Treasury Note, 3 Month USD MMY + 0.03 (b)	0.119%	01/01/2022	04/30/2023	389,941,000	389,981,050
U.S. Treasury Note, 3 Month USD MMY + 0.04 (b)	0.120%	01/01/2022	10/31/2023	407,100,000	407,112,469
U.S. Treasury Note, 3 Month USD MMY + 0.05 (b)	0.134%	01/01/2022	01/31/2023	425,406,000	425,530,978
U.S. Treasury Note, 3 Month USD MMY + 0.06 (b)	0.140%	01/01/2022	07/31/2022	694,375,000	694,416,032
U.S. Treasury Note, 3 Month USD MMY + 0.06 (b)	0.140%	01/01/2022	10/31/2022	884,361,000	884,480,280
U.S. Treasury Note, 3 Month USD MMY + 0.11 (b)	0.199%	01/01/2022	04/30/2022	971,345,000	971,564,653
U.S. Treasury Note, 3 Month USD MMY + 0.15% (b)	0.239%	01/01/2022	01/31/2022	847,500,000	847,567,832
TOTAL TREASURY DEBT					10,187,455,473
TREASURY REPURCHASE AGREEMENTS—59.7%
Agreement with Banco Santander (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 1.875% due 08/31/2024, valued at $42,840,085); expected proceeds $42,000,070	0.020%	01/03/2022	01/03/2022	42,000,000	42,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 2.375% due 08/15/2024, valued at $102,000,077); expected proceeds $100,000,417	0.050%	01/03/2022	01/03/2022	100,000,000	100,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/07/2021 (collateralized by U.S. Treasury Bonds, 1.375% – 3.125% due 11/15/2040 – 02/15/2049, U.S. Treasury Inflation Index Bonds, 2.125% – 2.375% due 01/15/2027 – 02/15/2040, U.S. Treasury Inflation Index Notes, 0.250% due 01/15/2025 – 07/15/2029, U.S. Treasury Notes, 0.500% – 2.875% due 06/30/2022 – 02/15/2031, and U.S. Treasury Strips, 0.000% due 08/15/2023 – 08/15/2030, valued at $100,980,015); expected proceeds $99,007,260	0.055%	01/07/2022	01/07/2022	99,000,000	99,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 12/29/2022, and a U.S. Treasury Bond, 2.000% due 11/15/2041, valued at $265,200,073); expected proceeds $260,001,083	0.050%	01/03/2022	01/03/2022	$ 260,000,000	$ 260,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by a U.S. Treasury Bond, 6.375% due 08/15/2027, U.S. Treasury Inflation Index Bonds, 2.375% – 3.625% due 01/15/2027 – 04/15/2028, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026, and U.S. Treasury Strips, 0.000% due 11/15/2031 – 08/15/2048, valued at $76,500,081); expected proceeds $75,000,729	0.050%	01/06/2022	01/06/2022	75,000,000	75,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bills, 0.0500% due 02/24/2022 – 12/29/2022, valued at $126,480,070); expected proceeds $124,000,413	0.040%	01/03/2022	01/03/2022	124,000,000	124,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bonds, 2.250% – 4.250% due 11/15/2040 – 08/15/2049, and U.S. Treasury Strips, 0.000% due 08/15/2031 – 02/15/2051, valued at $25,500,068); expected proceeds $25,000,104	0.050%	01/03/2022	01/03/2022	25,000,000	25,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 11/04/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 3.625% due 05/15/2040 – 08/15/2051, U.S. Treasury Inflation Index Bonds, 0.125% – 3.875% due 01/15/2028 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 10/15/2024 – 07/15/2031, and U.S. Treasury Notes, 0.125% – 1.625% due 12/31/2022 – 05/15/2031, valued at $56,100,091); expected proceeds $55,006,302	0.055%	01/18/2022	01/18/2022	55,000,000	55,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by a U.S. Treasury Bond, 6.875% due 08/15/2025, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 10/15/2025 – 01/15/2026, and U.S. Treasury Notes, 0.250% – 3.000% due 07/31/2025 – 12/31/2025, valued at $510,035,040); expected proceeds $500,004,861	0.050%	01/06/2022	01/06/2022	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2026, and U.S. Treasury Notes, 0.750% – 2.375% due 03/31/2026 – 05/15/2026, valued at $26,533,873); expected proceeds $26,000,108	0.050%	01/03/2022	01/03/2022	26,000,000	26,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, valued at $37,740,073); expected proceeds $37,000,154	0.050%	01/03/2022	01/03/2022	37,000,000	37,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Federal Reserve Bank of New York of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 2.000% - 2.375% due 02/29/2024 - 05/31/2024, valued at$11,400,047,523); expected proceeds $11,404,750,000	0.050%	01/03/2022	01/03/2022	$ 11,400,000,000	$ 11,400,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, valued at $1,067,445,476); expected proceeds $1,045,004,354	0.050%	01/03/2022	01/03/2022	1,045,000,000	1,045,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 1.250% due 12/31/2026, valued at $489,983,213); expected proceeds $480,002,229	0.050%	01/03/2022	01/03/2022	480,000,229	480,000,229
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.500% – 2.500% due 01/31/2025 – 06/30/2027, valued at $612,000,075); expected proceeds $600,002,500	0.050%	01/03/2022	01/03/2022	600,000,000	600,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.125% – 2.500% due 11/30/2022 – 08/31/2027, valued at $56,100,035); expected proceeds $55,000,229	0.050%	01/03/2022	01/03/2022	55,000,000	55,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 01/27/2022, U.S. Treasury Notes, 1.250% – 2.875% due 03/31/2028 – 08/15/2028, and U.S. Treasury Strips, 0.000% due 11/15/2027 – 02/15/2031, valued at $52,020,023); expected proceeds $51,000,506	0.051%	01/05/2022	01/05/2022	51,000,000	51,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, a U.S. Treasury Note, 0.500% due 03/31/2025 and a U.S. Treasury Strip, 0.000% due 08/15/2024, valued at $74,460,005); expected proceeds $73,000,305	0.050%	01/03/2022	01/03/2022	73,000,000	73,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.375% – 2.750% due 08/31/2023 – 12/31/2025, valued at $25,500,024); expected proceeds $25,000,104	0.050%	01/03/2022	01/03/2022	25,000,000	25,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by U.S. Treasury Bonds, 2.375% – 4.250% due 05/15/2039 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.125% – 1.375% due 02/15/2044 – 02/15/2051, a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, and U.S. Treasury Notes, 0.250% – 2.750% due 08/15/2023 – 02/15/2028, valued at $102,000,104); expected proceeds $100,000,972	0.050%	01/05/2022	01/05/2022	100,000,000	100,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by U.S. Treasury Bonds, 2.250% – 6.375% due 08/15/2027 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.125% – 3.375% due 04/15/2032 – 02/15/2051, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, and U.S. Treasury Notes, 0.250% – 1.375% due 05/15/2024 – 01/31/2028, valued at $51,000,057); expected proceeds $50,000,486	0.050%	01/06/2022	01/06/2022	$ 50,000,000	$ 50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 1.750% due 08/15/2041, a U.S. Treasury Note, 1.250% due 06/30/2028, and a U.S. Treasury Strip, 0.000% due 08/15/2022, valued at $10,200,105); expected proceeds $10,000,042	0.050%	01/03/2022	01/03/2022	10,000,000	10,000,000
Agreement with MUFG Securities, dated 12/30/2021 (collateralized by U.S. Treasury Notes, 0.250% - 2.750% due 07/31/2022 - 03/31/2026, valued at $50,996,196); expected proceeds $50,000,486	0.050%	01/06/2022	01/06/2022	50,000,000	50,000,000
Agreement with National Australia Bank, Ltd., dated 12/31/2021 (collateralized by a U.S. Treasury Note, 1.375% due 10/31/2028, valued at $107,254,685); expected proceeds $105,000,438	0.050%	01/03/2022	01/03/2022	105,000,000	105,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/08/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $40,800,038); expected proceeds $40,007,078	0.070%	01/07/2022	01/07/2022	40,000,000	40,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/15/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $112,200,032); expected proceeds $110,019,464 (c)	0.070%	01/14/2022	01/14/2022	110,000,000	110,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/21/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $55,080,005); expected proceeds $54,009,660 (c)	0.070%	01/21/2022	01/21/2022	54,000,000	54,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/02/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $51,000,088); expected proceeds $50,010,000 (c)	0.080%	03/02/2022	03/02/2022	50,000,000	50,000,000
Agreement with Prudential Insurance Co., dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045, and U.S. Treasury Strips, 0.000%, due 02/15/2026 – 08/15/2030, valued at $45,510,279); expected proceeds $44,582,473	0.060%	01/03/2022	01/03/2022	44,582,250	44,582,250
Agreement with Prudential Insurance Co., dated 12/31/2021 (collateralized by U.S. Treasury Strips, 0.000%, due 05/15/2029 – 05/15/2030, valued at $56,892,680); expected proceeds $55,652,778	0.060%	01/03/2022	01/03/2022	55,652,500	55,652,500
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 10/27/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 6.125% due 11/15/2027 – 05/15/2045, U.S. Treasury Inflation Index Bonds, 0.250% – 0.750% due 02/15/2042 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.250% – 0.625% due 01/15/2025 – 01/15/2026, and U.S. Treasury Notes, 0.125% – 2.875% due 02/28/2022 – 02/15/2028, valued at $229,500,099); expected proceeds $225,029,219	0.055%	01/20/2022	01/20/2022	$ 225,000,000	$ 225,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 0.250% due 05/31/2025, valued at $84,660,038); expected proceeds $83,000,346	0.050%	01/03/2022	01/03/2022	83,000,000	83,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bills, 0.000% due 01/20/2022 – 09/08/2022, U.S. Treasury Bonds, 1.250% – 4.750% due 02/15/2037 – 05/15/2050, U.S. Treasury Inflation Index Bonds, 0.125% – 3.375% due 01/15/2025 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2022 – 07/15/2031, U.S. Treasury Notes, 0.119% – 2.875% due 02/15/2022 – 05/31/2028, and U.S. Treasury Strips, 0.000% due 02/15/2022 – 05/15/2050, valued at $102,000,145); expected proceeds $100,000,417	0.050%	01/03/2022	01/03/2022	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					16,149,234,979
TOTAL INVESTMENTS –97.3% (d)(e)					26,336,690,452
Other Assets in Excess of Liabilities —2.7%					724,620,802
NET ASSETS –100.0%					$ 27,061,311,254
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $214,000,000 or 0.8% of net assets as of December 31, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value and cost	$10,187,455,473
Repurchase agreements, at value and amortized cost	16,149,234,979
Total Investments	26,336,690,452
Cash	1,224,594,498
Interest receivable — unaffiliated issuers	1,564,515
Prepaid expenses and other assets	3,244
TOTAL ASSETS	27,562,852,709
LIABILITIES
Payable for investments purchased	499,718,391
Advisory and administrator fee payable	1,078,733
Custody, sub-administration and transfer agent fees payable	663,940
Trustees’ fees and expenses payable	586
Professional fees payable	55,664
Printing fees payable	18,195
Accrued expenses and other liabilities	5,946
TOTAL LIABILITIES	501,541,455
NET ASSETS	$ 27,061,311,254
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income — unaffiliated issuers	$18,629,249
EXPENSES
Advisory and administrator fee	12,490,274
Custodian, sub-administrator and transfer agent fees	3,166,175
Trustees’ fees and expenses	209,944
Professional fees	241,658
Printing and postage fees	40,548
Insurance expense	7,343
TOTAL EXPENSES	16,155,942
NET INVESTMENT INCOME (LOSS)	$ 2,473,307
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,659
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,485,966
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,473,307	$ 111,054,789
Net realized gain (loss)	12,659	91,876
Net increase (decrease) in net assets resulting from operations	2,485,966	111,146,665
CAPITAL TRANSACTIONS
Contributions	59,891,436,435	96,988,717,280
Withdrawals	(60,881,968,916)	(92,885,440,947)
Net increase (decrease) in net assets from capital transactions	(990,532,481)	4,103,276,333
Net increase (decrease) in net assets during the period	(988,046,515)	4,214,422,998
Net assets at beginning of period	28,049,357,769	23,834,934,771
NET ASSETS AT END OF PERIOD	$ 27,061,311,254	$ 28,049,357,769
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.01%	0.46%	2.19%	1.82%	0.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,061,311	$28,049,358	$23,834,935	$17,447,265	$14,180,281
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	0.01%	0.41%	2.13%	1.79%	0.84%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2021, the Portfolio had invested in repurchase agreements with the gross values of $16,149,234,979 and associated collateral equal to $16,246,560,471.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
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OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,000.00	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTTPAR1
00270437

Annual Report
December 31, 2021
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Portfolio was 11.25%, and the Index was 11.26%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Portfolio and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Portfolio had positive performance in the Reporting Period. The first quarter of the Reporting Period had positive performance on the back of strong manufacturing data, accommodative monetary policy and progress in the roll out of vaccines against the COVID-19 virus. Performance in the second quarter of the Reporting Period was also positive as a result of ongoing vaccine distribution and the lifting of mobility restrictions and increased economic activity and despite inflation concerns. The third quarter of the Reporting Period had negative performance as the pace of reopening global economies slowed, the emergence of additional variants of the virus and continued supply-chain bottlenecks. Performance in the fourth quarter of the Reporting Period was positive despite the emergence of the Omicron variant of the virus due to data that suggested the new variant had a lower risk of severe symptoms. Additionally, strong consumer confidence and retail sales helped boost performance.
The Portfolio used MSCI EAFE Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Portfolio’s use of index futures helped the Portfolio track the Index.
On an individual security level, the top positive contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were Novo Nordisk A/S Class B, Nestle S.A. and ASML Holding NV. The top negative contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were SoftBank Group Corp., AIA Group Limited, and M3, Inc.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Developed Equity Index Portfolio
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street International Developed Equity Index Portfolio	11.25%	9.62%	8.62%
MSCI EAFE (Europe, Australasia, Far East) Index (1)	11.26%	9.55%	8.60%
*	Inception date is April 28, 2016.
(1)	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to capture large and mid-cap securities in developed market countries, excluding the United States and Canada.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of December 31, 2021

Description	Market Value	% of Net Assets
Nestle SA	96,702,364	2.2%
ASML Holding NV	81,565,768	1.9
Roche Holding AG	71,762,093	1.6
LVMH Moet Hennessy Louis Vuitton SE	56,317,816	1.3
Toyota Motor Corp.	47,560,476	1.1
TOTAL	353,908,517	8.1%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
COMMON STOCKS — 97.8%
AUSTRALIA — 7.7%
Afterpay, Ltd. (a)	53,633	$ 3,236,882
Ampol, Ltd.	61,856	1,333,882
APA Group Stapled Security	306,517	2,241,903
Aristocrat Leisure, Ltd.	145,868	4,620,744
ASX, Ltd.	47,300	3,194,782
Aurizon Holdings, Ltd.	422,789	1,072,787
AusNet Services, Ltd.	464,708	868,316
Australia & New Zealand Banking Group, Ltd.	704,022	14,081,249
BHP Group PLC	515,067	15,344,428
BHP Group, Ltd. (b)	721,293	21,763,271
BlueScope Steel, Ltd.	121,862	1,851,735
Brambles, Ltd.	344,056	2,659,052
Cochlear, Ltd.	16,823	2,643,399
Coles Group, Ltd.	324,433	4,231,670
Commonwealth Bank of Australia	434,554	31,910,196
Computershare, Ltd.	133,268	1,937,850
Crown Resorts, Ltd. (a)(b)	91,949	799,544
CSL, Ltd.	117,004	24,730,903
Dexus REIT	270,593	2,187,690
Domino's Pizza Enterprises, Ltd.	15,336	1,316,039
Endeavour Group, Ltd.	333,557	1,634,535
Evolution Mining, Ltd.	418,777	1,236,156
Fortescue Metals Group, Ltd.	418,780	5,848,946
Glencore PLC (a)	2,430,363	12,342,625
Goodman Group REIT	413,059	7,958,337
GPT Group REIT	477,245	1,880,637
IDP Education, Ltd. (a)	55,969	1,409,987
Insurance Australia Group, Ltd.	608,945	1,886,045
LendLease Corp., Ltd. Stapled Security	174,907	1,359,406
Macquarie Group, Ltd.	86,987	12,990,299
Magellan Financial Group, Ltd. (b)	31,569	487,506
Medibank Pvt, Ltd.	647,264	1,576,488
Mirvac Group REIT	952,806	2,015,867
National Australia Bank, Ltd.	803,763	16,853,403
Newcrest Mining, Ltd.	199,760	3,555,366
Northern Star Resources, Ltd.	278,756	1,907,121
Orica, Ltd.	92,163	917,327
Origin Energy, Ltd.	465,050	1,771,721
Qantas Airways, Ltd. (a)	205,549	748,717
QBE Insurance Group, Ltd.	371,020	3,061,664
Ramsay Health Care, Ltd.	47,224	2,454,896
REA Group, Ltd.	13,455	1,639,932
Reece, Ltd.	78,827	1,549,121
Rio Tinto PLC	277,242	18,369,972
Rio Tinto, Ltd.	89,515	6,515,348
Santos, Ltd.	763,763	3,503,905
Scentre Group REIT	1,323,926	3,041,691
Security Description	Shares	Value
SEEK, Ltd.	86,780	$ 2,068,202
Sonic Healthcare, Ltd.	110,337	3,740,683
South32, Ltd.	1,131,824	3,299,800
Stockland REIT	629,374	1,940,167
Suncorp Group, Ltd.	313,883	2,526,270
Sydney Airport Stapled Security (a)	343,436	2,167,354
Tabcorp Holdings, Ltd.	553,979	2,021,908
Telstra Corp., Ltd.	1,059,376	3,219,517
Transurban Group Stapled Security	749,715	7,533,011
Treasury Wine Estates, Ltd.	174,633	1,571,851
Vicinity Centres REIT	995,722	1,223,458
Washington H Soul Pattinson & Co., Ltd.	55,640	1,197,815
Wesfarmers, Ltd. (a)	275,858	11,893,362
Westpac Banking Corp.	893,907	13,875,689
WiseTech Global, Ltd.	35,073	1,493,780
Woodside Petroleum, Ltd.	238,313	3,799,712
Woolworths Group, Ltd.	311,497	8,608,274
		332,724,193
AUSTRIA — 0.3%
Erste Group Bank AG	86,674	4,075,690
Mondi PLC	122,267	3,023,939
OMV AG	33,980	1,930,170
Raiffeisen Bank International AG	34,387	1,012,035
Verbund AG	17,574	1,976,531
Voestalpine AG	26,238	954,811
		12,973,176
BELGIUM — 0.8%
Ageas SA/NV	42,254	2,188,734
Anheuser-Busch InBev SA/NV (a)	187,649	11,346,180
Elia Group SA	6,832	898,914
Etablissements Franz Colruyt NV	12,414	526,007
Groupe Bruxelles Lambert SA	27,148	3,030,464
KBC Group NV	61,949	5,316,035
Proximus SADP	40,640	792,139
Sofina SA	3,768	1,851,106
Solvay SA (b)	17,518	2,035,974
UCB SA	31,919	3,642,532
Umicore SA	46,251	1,880,329
		33,508,414
BRAZIL — 0.0% (c)
Yara International ASA	40,982	2,068,084
CHILE — 0.0% (c)
Antofagasta PLC	91,520	1,659,195
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	910,000	2,982,248

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (b)(d)	393,700	$ 1,032,690
Chow Tai Fook Jewellery Group, Ltd.	530,400	953,812
ESR Cayman, Ltd. (a)(d)	507,600	1,715,591
Futu Holdings, Ltd. ADR (a)(b)	13,300	575,890
Prosus NV (a)	227,905	19,057,028
SITC International Holdings Co., Ltd.	315,000	1,139,387
Wilmar International, Ltd.	491,200	1,508,414
		28,965,060
DENMARK — 2.6%
Ambu A/S Class B (b)	37,433	990,162
AP Moller - Maersk A/S Class A	734	2,444,329
AP Moller - Maersk A/S Class B	1,421	5,094,981
Carlsberg AS Class B	23,945	4,135,297
Chr. Hansen Holding A/S	27,196	2,143,163
Coloplast A/S Class B	29,374	5,169,447
Danske Bank A/S	175,551	3,031,763
Demant A/S (a)	26,480	1,356,744
DSV A/S	50,694	11,839,774
Genmab A/S (a)	16,076	6,464,566
GN Store Nord A/S (b)	32,214	2,025,858
Novo Nordisk A/S Class B	412,986	46,411,790
Novozymes A/S Class B	49,593	4,073,447
Orsted A/S (d)	46,435	5,929,821
Pandora A/S	24,006	2,992,927
ROCKWOOL International A/S Class B	1,854	810,740
Tryg A/S	84,592	2,088,851
Vestas Wind Systems A/S	248,890	7,611,024
		114,614,684
FINLAND — 1.2%
Elisa Oyj	33,812	2,080,968
Fortum Oyj	111,590	3,425,034
Kesko Oyj Class B	71,347	2,380,524
Kone Oyj Class B	83,530	5,988,188
Neste Oyj	103,954	5,125,866
Nokia Oyj (a)	1,319,365	8,363,127
Nordea Bank Abp	797,442	9,732,582
Orion Oyj Class B	25,941	1,077,344
Sampo Oyj Class A	120,123	6,018,765
Stora Enso Oyj Class R	147,314	2,703,861
UPM-Kymmene Oyj	132,401	5,037,951
Wartsila OYJ Abp	115,743	1,626,859
		53,561,069
FRANCE — 10.4%
Accor SA (a)	42,276	1,367,770
Adevinta ASA (a)	60,938	810,590
Aeroports de Paris (a)	6,603	850,762
Air Liquide SA	115,774	20,185,829
Airbus SE (a)	143,985	18,397,793
Security Description	Shares	Value
Alstom SA	81,850	$ 2,905,951
Amundi SA (d)	13,764	1,135,583
Arkema SA	15,010	2,114,041
AXA SA	480,130	14,297,107
BioMerieux	10,678	1,516,663
BNP Paribas SA	274,773	18,988,910
Bollore SA	207,655	1,161,834
Bouygues SA	56,425	2,020,603
Bureau Veritas SA	70,855	2,351,216
Capgemini SE	38,913	9,536,274
Carrefour SA	161,546	2,958,651
Cie de Saint-Gobain	122,602	8,626,099
Cie Generale des Etablissements Michelin SCA	41,718	6,838,721
CNP Assurances	44,447	1,099,356
Covivio REIT	11,839	972,051
Credit Agricole SA	312,953	4,466,420
Danone SA	158,595	9,845,535
Dassault Aviation SA	6,050	653,606
Dassault Systemes SE	163,312	9,714,928
Edenred	58,603	2,703,719
Eiffage SA	20,101	2,067,812
Electricite de France SA	125,210	1,470,876
Engie SA	450,272	6,663,808
EssilorLuxottica SA	70,015	14,908,243
Eurazeo SE	10,324	901,667
Faurecia SE (e)	27,851	1,324,846
Gecina SA REIT	11,417	1,595,661
Getlink SE	103,374	1,711,628
Hermes International	7,864	13,736,354
Ipsen SA	9,549	874,159
Kering SA	18,286	14,699,868
Klepierre SA REIT (a)	54,087	1,282,436
La Francaise des Jeux SAEM (d)	25,673	1,136,866
Legrand SA	65,519	7,666,893
L'Oreal SA	61,449	29,136,377
LVMH Moet Hennessy Louis Vuitton SE	68,120	56,317,816
Orange SA	500,233	5,354,725
Orpea SA	12,027	1,204,953
Pernod Ricard SA	51,657	12,424,425
Publicis Groupe SA	57,914	3,898,899
Remy Cointreau SA	5,726	1,393,484
Renault SA (a)	45,160	1,568,667
Safran SA	83,001	10,161,889
Sanofi	278,376	28,041,692
Sartorius Stedim Biotech	6,567	3,602,559
SEB SA	6,154	958,071
Societe Generale SA	198,990	6,835,131
Sodexo SA	20,862	1,828,192
Suez SA	82,614	1,861,122
Teleperformance	14,761	6,580,192
Thales SA	25,512	2,170,116
TotalEnergies SE	614,402	31,182,883

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Ubisoft Entertainment SA (a)	21,613	$ 1,058,587
Unibail-Rodamco-Westfield REIT (a)	30,212	2,117,083
Valeo	53,270	1,610,180
Veolia Environnement SA	160,268	5,879,602
Vinci SA	131,047	13,846,063
Vivendi SE	200,383	2,709,440
Wendel SE	6,806	815,773
Worldline SA (a)(d)	59,200	3,299,462
		451,418,512
GERMANY — 8.5%
Adidas AG	46,382	13,355,185
Allianz SE	100,856	23,816,088
Aroundtown SA	242,928	1,469,691
BASF SE	226,798	15,933,966
Bayer AG	239,216	12,785,710
Bayerische Motoren Werke AG	81,502	8,201,612
Bayerische Motoren Werke AG Preference Shares	14,105	1,175,747
Bechtle AG	18,849	1,349,124
Beiersdorf AG	24,240	2,491,390
Brenntag SE	38,472	3,481,653
Carl Zeiss Meditec AG	9,991	2,100,222
Commerzbank AG (a)	260,638	1,982,603
Continental AG (a)	27,882	2,952,276
Covestro AG (d)	46,674	2,876,809
Daimler AG	208,864	16,053,983
Daimler Truck Holding AG (a)	106,322	3,904,163
Deutsche Bank AG (a)	498,276	6,243,232
Deutsche Boerse AG	47,562	7,956,270
Deutsche Lufthansa AG (a)	146,150	1,027,127
Deutsche Post AG	244,834	15,742,159
Deutsche Telekom AG	812,850	15,067,277
E.ON SE	549,890	7,624,081
Evonik Industries AG	47,616	1,541,619
Fresenius Medical Care AG & Co. KGaA	49,013	3,184,845
Fresenius SE & Co. KGaA	101,708	4,094,446
FUCHS PETROLUB SE Preference Shares	15,262	692,849
GEA Group AG	39,849	2,179,260
Hannover Rueck SE	15,409	2,928,988
HeidelbergCement AG	36,276	2,455,382
HelloFresh SE (a)	41,521	3,189,081
Henkel AG & Co. KGaA Preference Shares	44,191	3,575,069
Henkel AG & Co. KGaA	26,082	2,037,672
Infineon Technologies AG	322,543	14,950,597
KION Group AG	17,206	1,887,791
Knorr-Bremse AG	17,095	1,689,373
LANXESS AG	20,037	1,241,841
LEG Immobilien SE	17,450	2,434,875
Merck KGaA	31,671	8,175,689
MTU Aero Engines AG	13,025	2,657,278
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,025	$ 10,079,584
Nemetschek SE	14,120	1,811,259
Porsche Automobil Holding SE Preference Shares	38,318	3,635,916
Puma SE	25,814	3,155,735
Rational AG	1,178	1,206,195
RWE AG	154,804	6,288,258
SAP SE	255,905	36,347,786
Sartorius AG Preference Shares	6,631	4,488,267
Scout24 SE (d)	22,039	1,539,354
Siemens AG	187,399	32,537,649
Siemens Energy AG (a)	99,119	2,535,030
Siemens Healthineers AG (d)	70,022	5,241,181
Symrise AG	32,286	4,784,047
Telefonica Deutschland Holding AG	255,715	709,840
Uniper SE	20,430	971,139
United Internet AG	23,175	920,830
Volkswagen AG	8,417	2,473,356
Volkswagen AG Preference Shares	45,553	9,193,972
Vonovia SE	182,804	10,082,406
Zalando SE (a)(d)	54,941	4,444,748
		368,953,575
HONG KONG — 2.3%
AIA Group, Ltd.	2,962,400	29,866,044
CK Asset Holdings, Ltd.	512,899	3,233,455
CK Infrastructure Holdings, Ltd.	153,000	974,366
CLP Holdings, Ltd.	411,000	4,151,489
Hang Lung Properties, Ltd.	527,000	1,084,243
Hang Seng Bank, Ltd.	181,200	3,316,604
Henderson Land Development Co., Ltd.	368,436	1,568,959
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	586,990	575,975
HKT Trust & HKT, Ltd. Stapled Security	919,000	1,235,345
Hong Kong & China Gas Co., Ltd.	2,786,995	4,339,766
Hong Kong Exchanges & Clearing, Ltd.	297,230	17,361,895
Hongkong Land Holdings, Ltd.	306,400	1,593,280
Jardine Matheson Holdings, Ltd.	55,100	3,031,051
Link REIT	528,010	4,649,370
Melco Resorts & Entertainment, Ltd. ADR (a)	52,823	537,738
MTR Corp., Ltd.	385,101	2,067,196
New World Development Co., Ltd.	384,269	1,520,555

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Power Assets Holdings, Ltd.	345,500	$ 2,153,752
Sino Land Co., Ltd.	864,759	1,077,025
Sun Hung Kai Properties, Ltd.	325,000	3,943,537
Swire Pacific, Ltd. Class A	113,500	645,656
Swire Properties, Ltd.	294,600	738,361
Techtronic Industries Co., Ltd.	340,500	6,778,292
WH Group, Ltd. (d)	1,965,266	1,232,655
Wharf Real Estate Investment Co., Ltd.	417,000	2,118,082
Xinyi Glass Holdings, Ltd.	457,000	1,143,042
		100,937,733
IRELAND — 0.7%
CRH PLC	193,806	10,252,828
Flutter Entertainment PLC (a)	40,697	6,433,006
Kerry Group PLC Class A	39,185	5,046,552
Kingspan Group PLC	38,778	4,630,325
Smurfit Kappa Group PLC	60,634	3,340,082
		29,702,793
ISRAEL — 0.6%
Azrieli Group, Ltd.	9,439	900,714
Bank Hapoalim BM	274,678	2,832,915
Bank Leumi Le-Israel BM	345,583	3,714,096
Check Point Software Technologies, Ltd. (a)	25,910	3,020,070
Elbit Systems, Ltd.	6,111	1,058,292
ICL Group, Ltd.	187,913	1,811,871
Israel Discount Bank, Ltd. Class A	304,757	2,050,383
Kornit Digital, Ltd. (a)	12,100	1,842,225
Mizrahi Tefahot Bank, Ltd.	33,833	1,304,447
Nice, Ltd. (a)	15,697	4,799,780
Teva Pharmaceutical Industries, Ltd. ADR (a)	191,928	1,537,343
Teva Pharmaceutical Industries, Ltd. (a)	71,135	615,952
Wix.com, Ltd. (a)	13,200	2,082,828
		27,570,916
ITALY — 2.0%
Amplifon SpA	28,656	1,546,281
Assicurazioni Generali SpA (b)	266,167	5,639,022
Atlantia SpA (a)	115,499	2,292,635
Davide Campari-Milano NV	126,872	1,854,704
DiaSorin SpA	5,764	1,097,605
Enel SpA	2,008,367	16,092,461
Eni SpA	611,614	8,499,343
Ferrari NV	31,503	8,150,234
FinecoBank Banca Fineco SpA	147,593	2,590,652
Infrastrutture Wireless Italiane SpA (d)	77,345	939,378
Intesa Sanpaolo SpA	4,012,363	10,375,940
Security Description	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	157,610	$ 1,812,056
Moncler SpA	50,244	3,657,940
Nexi SpA (a)(d)	122,951	1,956,080
Poste Italiane SpA (d)	121,311	1,591,999
Prysmian SpA	60,742	2,287,099
Recordati Industria Chimica e Farmaceutica SpA	26,064	1,674,659
Snam SpA	519,578	3,131,579
Telecom Italia SpA (e)	2,694,816	1,330,625
Terna - Rete Elettrica Nazionale	330,214	2,671,444
UniCredit SpA	522,098	8,041,475
		87,233,211
JAPAN — 22.1%
Advantest Corp.	47,800	4,524,510
Aeon Co., Ltd. (b)	157,600	3,707,511
AGC, Inc.	49,900	2,378,976
Aisin Corp.	37,200	1,424,619
Ajinomoto Co., Inc.	118,400	3,595,543
ANA Holdings, Inc. (a)	39,200	818,518
Asahi Group Holdings, Ltd. (b)	112,700	4,378,618
Asahi Intecc Co., Ltd.	51,900	1,113,672
Asahi Kasei Corp.	313,700	2,944,811
Astellas Pharma, Inc.	455,300	7,395,586
Azbil Corp.	28,400	1,292,310
Bandai Namco Holdings, Inc.	48,700	3,803,637
Benefit One, Inc.	22,200	951,387
Bridgestone Corp.	143,600	6,171,477
Brother Industries, Ltd.	53,900	1,034,891
Canon, Inc. (b)	246,900	6,005,531
Capcom Co., Ltd.	40,600	954,755
Central Japan Railway Co.	35,700	4,757,210
Chiba Bank, Ltd.	135,500	775,429
Chubu Electric Power Co., Inc.	153,000	1,610,317
Chugai Pharmaceutical Co., Ltd.	164,900	5,348,456
Concordia Financial Group, Ltd.	242,100	878,796
Cosmos Pharmaceutical Corp. (b)	5,300	779,202
CyberAgent, Inc.	101,600	1,688,701
Dai Nippon Printing Co., Ltd.	59,100	1,484,749
Daifuku Co., Ltd.	25,200	2,057,054
Dai-ichi Life Holdings, Inc.	252,500	5,099,116
Daiichi Sankyo Co., Ltd.	426,000	10,820,633
Daikin Industries, Ltd.	60,700	13,752,447
Daito Trust Construction Co., Ltd.	17,300	1,978,559
Daiwa House Industry Co., Ltd.	136,700	3,926,912
Daiwa House REIT Investment Corp.	557	1,685,680
Daiwa Securities Group, Inc.	370,200	2,085,439

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Denso Corp.	106,200	$ 8,787,980
Dentsu Group, Inc. (b)	53,400	1,901,264
Disco Corp.	7,200	2,197,734
East Japan Railway Co.	73,400	4,508,343
Eisai Co., Ltd.	59,900	3,397,220
ENEOS HoldingS, Inc.	756,400	2,826,442
FANUC Corp.	47,100	9,971,760
Fast Retailing Co., Ltd.	14,500	8,223,655
Fuji Electric Co., Ltd.	30,600	1,668,777
FUJIFILM Holdings Corp.	88,200	6,530,270
Fujitsu, Ltd.	48,400	8,292,580
GLP J-Reit	1,127	1,946,596
GMO Payment Gateway, Inc.	9,800	1,221,224
Hakuhodo DY Holdings, Inc.	55,500	923,434
Hamamatsu Photonics KK	36,200	2,307,394
Hankyu Hanshin Holdings, Inc.	53,900	1,528,232
Hikari Tsushin, Inc.	4,800	738,205
Hino Motors, Ltd.	63,000	518,640
Hirose Electric Co., Ltd.	8,710	1,462,823
Hitachi Construction Machinery Co., Ltd.	24,800	716,078
Hitachi Metals, Ltd. (a)	53,700	993,745
Hitachi, Ltd.	240,500	13,011,289
Honda Motor Co., Ltd.	405,900	11,385,150
Hoshizaki Corp.	13,900	1,044,114
Hoya Corp.	91,800	13,639,859
Hulic Co., Ltd. (b)	105,600	1,001,391
Ibiden Co., Ltd.	26,100	1,550,293
Idemitsu Kosan Co., Ltd.	47,840	1,220,147
Iida Group Holdings Co., Ltd.	35,900	834,253
Inpex Corp. (b)	258,400	2,248,420
Isuzu Motors, Ltd.	137,000	1,702,462
Ito En, Ltd.	11,600	608,432
ITOCHU Corp.	291,600	8,908,417
Itochu Techno-Solutions Corp.	22,200	713,299
Japan Airlines Co., Ltd. (a)	39,300	749,449
Japan Exchange Group, Inc.	131,700	2,879,776
Japan Metropolitan Fund Invest REIT	1,658	1,426,840
Japan Post Bank Co., Ltd.	94,700	867,600
Japan Post Holdings Co., Ltd.	598,800	4,663,313
Japan Post Insurance Co., Ltd.	55,900	898,050
Japan Real Estate Investment Corp. REIT	326	1,848,621
Japan Tobacco, Inc. (b)	297,300	5,996,086
JFE Holdings, Inc.	117,800	1,500,696
JSR Corp.	50,500	1,918,610
Kajima Corp.	114,800	1,316,928
Kakaku.com, Inc.	33,100	882,437
Kansai Electric Power Co., Inc.	184,700	1,722,616
Kansai Paint Co., Ltd.	46,200	1,002,996
Kao Corp.	118,900	6,214,746
Security Description	Shares	Value
KDDI Corp.	401,300	$ 11,716,127
Keio Corp.	27,500	1,210,759
Keisei Electric Railway Co., Ltd.	34,100	920,941
Keyence Corp.	47,700	29,940,133
Kikkoman Corp.	35,900	3,014,659
Kintetsu Group Holdings Co., Ltd. (a)	38,900	1,086,045
Kirin Holdings Co., Ltd. (b)	200,000	3,207,850
Kobayashi Pharmaceutical Co., Ltd.	14,100	1,106,891
Kobe Bussan Co., Ltd.	36,800	1,423,681
Koei Tecmo Holdings Co., Ltd. (b)	13,520	531,267
Koito Manufacturing Co., Ltd.	26,200	1,385,593
Komatsu, Ltd.	216,500	5,063,981
Konami Holdings Corp.	22,800	1,092,927
Kose Corp.	8,100	917,937
Kubota Corp.	253,000	5,610,139
Kurita Water Industries, Ltd.	23,800	1,128,462
Kyocera Corp.	76,900	4,799,447
Kyowa Kirin Co., Ltd.	63,500	1,728,735
Lasertec Corp.	18,900	5,792,028
Lawson, Inc.	12,000	567,930
Lion Corp.	53,300	711,407
Lixil Corp.	66,100	1,759,337
M3, Inc.	108,900	5,478,335
Makita Corp.	56,200	2,383,089
Marubeni Corp.	392,800	3,818,676
Mazda Motor Corp.	152,300	1,170,470
McDonald's Holdings Co. Japan, Ltd. (b)	21,100	932,647
Medipal Holdings Corp.	46,900	877,682
MEIJI Holdings Co., Ltd.	30,600	1,822,900
Mercari, Inc. (a)	26,400	1,343,441
MINEBEA MITSUMI, Inc.	87,400	2,478,060
MISUMI Group, Inc.	69,000	2,828,188
Mitsubishi Chemical Holdings Corp.	311,100	2,301,743
Mitsubishi Corp.	306,600	9,723,444
Mitsubishi Electric Corp.	454,900	5,761,553
Mitsubishi Estate Co., Ltd.	288,000	3,987,808
Mitsubishi Gas Chemical Co., Inc.	35,900	607,296
Mitsubishi HC Capital, Inc.	165,100	815,787
Mitsubishi Heavy Industries, Ltd.	83,400	1,925,757
Mitsubishi UFJ Financial Group, Inc.	3,026,200	16,421,974
Mitsui & Co., Ltd.	388,600	9,190,674
Mitsui Chemicals, Inc.	49,100	1,317,520
Mitsui Fudosan Co., Ltd.	226,800	4,487,550
Miura Co., Ltd.	19,600	674,013
Mizuho Financial Group, Inc.	591,740	7,517,829
MonotaRO Co., Ltd.	57,200	1,029,704
MS&AD Insurance Group Holdings, Inc.	110,100	3,393,208

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Murata Manufacturing Co., Ltd.	139,700	$ 11,108,792
NEC Corp.	60,100	2,771,317
Nexon Co., Ltd.	116,800	2,255,770
NGK Insulators, Ltd.	63,900	1,078,734
Nidec Corp.	108,900	12,785,619
Nihon M&A Center Holdings, Inc.	77,900	1,908,349
Nintendo Co., Ltd.	27,800	12,951,848
Nippon Building Fund, Inc. REIT (b)	387	2,251,661
Nippon Express Co., Ltd.	20,700	1,225,049
Nippon Paint Holdings Co., Ltd. (b)	186,200	2,027,657
Nippon Prologis REIT, Inc. (a)	499	1,763,649
Nippon Sanso Holdings Corp.	34,900	761,614
Nippon Shinyaku Co., Ltd.	11,200	779,054
Nippon Steel Corp.	218,900	3,570,871
Nippon Telegraph & Telephone Corp.	315,500	8,630,324
Nippon Yusen KK	39,400	2,997,212
Nissan Chemical Corp.	28,900	1,676,453
Nissan Motor Co., Ltd. (a)	568,700	2,744,852
Nisshin Seifun Group, Inc.	46,800	673,826
Nissin Foods Holdings Co., Ltd.	15,300	1,114,732
Nitori Holdings Co., Ltd.	19,700	2,946,746
Nitto Denko Corp.	36,000	2,779,211
Nomura Holdings, Inc.	753,400	3,282,365
Nomura Real Estate Holdings, Inc.	30,100	691,891
Nomura Real Estate Master Fund, Inc. REIT (a)	1,117	1,569,455
Nomura Research Institute, Ltd.	82,000	3,514,133
NTT Data Corp.	159,800	3,422,056
Obayashi Corp.	172,700	1,334,749
Obic Co., Ltd.	17,000	3,188,746
Odakyu Electric Railway Co., Ltd.	71,700	1,329,957
Oji Holdings Corp.	182,000	880,327
Olympus Corp.	276,800	6,368,647
Omron Corp.	47,000	4,677,348
Ono Pharmaceutical Co., Ltd.	91,500	2,269,324
Open House Co., Ltd.	22,200	1,160,558
Oracle Corp. Japan	10,800	819,695
Oriental Land Co., Ltd.	48,500	8,168,621
ORIX Corp.	301,600	6,148,287
Orix JREIT, Inc.	644	1,005,525
Osaka Gas Co., Ltd.	99,000	1,634,310
Otsuka Corp.	28,200	1,344,431
Otsuka Holdings Co., Ltd. (b)	96,600	3,497,246
Pan Pacific International Holdings Corp.	99,300	1,368,496
Panasonic Corp.	549,200	6,033,068
Persol Holdings Co., Ltd.	41,200	1,194,981
Pola Orbis Holdings, Inc.	20,800	346,260
Security Description	Shares	Value
Rakuten Group, Inc.	212,000	$ 2,124,510
Recruit Holdings Co., Ltd.	331,600	20,076,551
Renesas Electronics Corp. (a)	315,700	3,901,186
Resona Holdings, Inc.	526,500	2,045,557
Ricoh Co., Ltd.	167,600	1,558,765
Rinnai Corp.	8,800	793,227
Rohm Co., Ltd.	20,800	1,891,155
Ryohin Keikaku Co., Ltd.	61,800	941,316
Santen Pharmaceutical Co., Ltd.	88,100	1,076,434
SBI Holdings, Inc.	59,800	1,628,006
SCSK Corp.	38,200	759,323
Secom Co., Ltd.	53,100	3,682,485
Seiko Epson Corp.	75,200	1,352,431
Sekisui Chemical Co., Ltd.	93,700	1,563,904
Sekisui House, Ltd.	145,700	3,123,905
Seven & i Holdings Co., Ltd.	187,500	8,232,382
SG Holdings Co., Ltd.	83,500	1,952,720
Sharp Corp.	52,900	606,842
Shimadzu Corp.	57,700	2,432,665
Shimano, Inc.	18,700	4,978,872
Shimizu Corp.	125,300	775,814
Shin-Etsu Chemical Co., Ltd.	87,900	15,205,315
Shionogi & Co., Ltd.	64,800	4,572,098
Shiseido Co., Ltd.	98,000	5,458,486
Shizuoka Bank, Ltd. (b)	103,100	735,949
SMC Corp.	14,200	9,567,783
Softbank Corp.	710,300	8,971,659
SoftBank Group Corp.	293,800	13,864,002
Sohgo Security Services Co., Ltd.	15,800	627,033
Sompo Holdings, Inc.	79,700	3,362,966
Sony Group Corp.	309,100	38,853,914
Square Enix Holdings Co., Ltd.	21,000	1,075,941
Stanley Electric Co., Ltd.	30,600	765,033
Subaru Corp.	149,100	2,663,355
SUMCO Corp. (b)	87,500	1,784,877
Sumitomo Chemical Co., Ltd.	354,200	1,667,113
Sumitomo Corp.	273,700	4,041,742
Sumitomo Dainippon Pharma Co., Ltd.	43,800	503,973
Sumitomo Electric Industries, Ltd.	193,500	2,519,676
Sumitomo Metal Mining Co., Ltd.	61,200	2,311,841
Sumitomo Mitsui Financial Group, Inc.	322,300	11,035,812
Sumitomo Mitsui Trust Holdings, Inc.	82,000	2,736,538
Sumitomo Realty & Development Co., Ltd.	73,200	2,150,455
Suntory Beverage & Food, Ltd.	35,300	1,275,220
Suzuki Motor Corp.	92,100	3,542,277
Sysmex Corp.	40,800	5,509,444

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
T&D Holdings, Inc.	135,400	$ 1,730,787
Taisei Corp.	44,200	1,341,488
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	372,098
Takeda Pharmaceutical Co., Ltd.	384,517	10,474,837
TDK Corp.	97,800	3,813,313
Terumo Corp.	159,200	6,718,875
TIS, Inc.	59,100	1,757,783
Tobu Railway Co., Ltd.	46,100	1,049,665
Toho Co., Ltd.	29,100	1,244,562
Tokio Marine Holdings, Inc.	155,600	8,637,013
Tokyo Century Corp.	9,800	474,873
Tokyo Electric Power Co. Holdings, Inc. (a)	351,200	905,791
Tokyo Electron, Ltd. (b)	36,500	21,008,380
Tokyo Gas Co., Ltd.	88,000	1,575,754
Tokyu Corp.	126,300	1,675,884
TOPPAN, INC.	59,400	1,112,122
Toray Industries, Inc.	339,400	2,009,491
Toshiba Corp.	101,800	4,181,442
Tosoh Corp.	67,700	1,002,963
TOTO, Ltd.	35,000	1,607,833
Toyo Suisan Kaisha, Ltd.	21,900	927,120
Toyota Industries Corp.	37,200	2,968,764
Toyota Motor Corp.	2,601,200	47,560,476
Toyota Tsusho Corp.	52,700	2,425,513
Trend Micro, Inc.	32,100	1,781,243
Tsuruha Holdings, Inc.	10,100	968,295
Unicharm Corp.	100,800	4,375,834
USS Co., Ltd.	53,400	832,846
Welcia Holdings Co., Ltd.	21,000	654,683
West Japan Railway Co.	53,600	2,238,861
Yakult Honsha Co., Ltd.	34,100	1,776,736
Yamaha Corp.	31,400	1,546,073
Yamaha Motor Co., Ltd. (b)	69,900	1,674,735
Yamato Holdings Co., Ltd.	74,000	1,736,981
Yaskawa Electric Corp. (b)	61,600	3,017,012
Yokogawa Electric Corp.	54,700	985,175
Z Holdings Corp.	672,400	3,897,006
ZOZO, Inc.	27,700	863,558
		959,929,595
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	40,663	1,222,136
LUXEMBOURG — 0.2%
ArcelorMittal SA	161,163	5,158,262
Eurofins Scientific SE	32,309	3,997,506
		9,155,768
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (a)	554,000	2,870,798
Sands China, Ltd. (a)	608,800	1,418,084
		4,288,882
Security Description	Shares	Value
NETHERLANDS — 5.4%
ABN AMRO Bank NV (d)	107,921	$ 1,585,151
Adyen NV (a)(d)	4,820	12,670,031
Aegon NV	425,464	2,125,498
Akzo Nobel NV	46,981	5,155,684
Argenx SE (a)	11,605	4,161,078
ASM International NV	11,809	5,219,927
ASML Holding NV	101,493	81,565,768
Euronext NV (d)	22,272	2,311,154
EXOR NV	25,247	2,267,011
Heineken Holding NV	28,317	2,613,199
Heineken NV	64,654	7,268,633
IMCD NV	14,553	3,222,220
ING Groep NV	964,928	13,433,341
JDE Peet's NV (b)	29,018	894,280
Koninklijke Ahold Delhaize NV	256,300	8,783,277
Koninklijke DSM NV	43,397	9,771,509
Koninklijke KPN NV	825,960	2,564,239
Koninklijke Philips NV	222,178	8,278,430
NN Group NV	64,960	3,517,070
Randstad NV	28,859	1,970,420
Royal Dutch Shell PLC Class A	1,002,847	22,029,011
Royal Dutch Shell PLC Class B	899,743	19,771,491
Universal Music Group NV	176,230	4,966,128
Wolters Kluwer NV	65,993	7,774,892
		233,919,442
NEW ZEALAND — 0.3%
Auckland International Airport, Ltd. (a)	294,984	1,555,099
Fisher & Paykel Healthcare Corp., Ltd.	147,016	3,297,442
Mercury NZ, Ltd.	166,846	699,095
Meridian Energy, Ltd.	313,899	1,042,318
Ryman Healthcare, Ltd.	94,456	792,199
Spark New Zealand, Ltd.	432,285	1,337,757
Xero, Ltd. (a)	34,102	3,506,844
		12,230,754
NORWAY — 0.6%
Aker BP ASA	34,929	1,075,799
DNB Bank ASA	229,012	5,245,957
Equinor ASA	235,684	6,304,827
Gjensidige Forsikring ASA	48,901	1,186,716
Mowi ASA	106,355	2,517,071
Norsk Hydro ASA	314,583	2,480,048
Orkla ASA	199,014	1,994,135
Schibsted ASA Class A	17,399	671,036
Schibsted ASA Class B	24,544	826,641
Telenor ASA	169,001	2,656,242
		24,958,472
POLAND — 0.0% (c)
InPost SA (a)	44,483	536,111

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	681,073	$ 3,742,462
Galp Energia SGPS SA	117,766	1,141,028
Jeronimo Martins SGPS SA	75,241	1,719,837
		6,603,327
RUSSIA — 0.1%
Coca-Cola HBC AG (a)	48,907	1,692,485
Evraz PLC	126,311	1,029,229
		2,721,714
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(d)	40,147	4,474,205
SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	836,915	1,831,324
CapitaLand Integrated Commercial Trust REIT	1,240,389	1,876,938
Capitaland Investment, Ltd. (a)	615,482	1,556,795
City Developments, Ltd.	96,600	487,962
DBS Group Holdings, Ltd.	446,457	10,815,774
Genting Singapore, Ltd. (a)	1,636,500	940,761
Keppel Corp., Ltd.	337,300	1,280,997
Mapletree Commercial Trust REIT	493,800	732,559
Mapletree Logistics Trust REIT	814,804	1,148,335
Oversea-Chinese Banking Corp., Ltd.	832,166	7,036,823
Singapore Airlines, Ltd. (a)(b)	347,449	1,286,037
Singapore Exchange, Ltd.	205,500	1,417,609
Singapore Technologies Engineering, Ltd.	410,500	1,144,887
Singapore Telecommunications, Ltd.	2,082,300	3,583,382
STMicroelectronics NV	169,157	8,342,883
United Overseas Bank, Ltd.	289,990	5,786,249
UOL Group, Ltd.	136,932	720,133
Venture Corp., Ltd.	73,700	1,000,962
		50,990,410
SOUTH AFRICA — 0.3%
Anglo American PLC	318,003	12,990,491
SPAIN — 2.2%
ACS Actividades de Construccion y Servicios SA	60,986	1,634,656
Aena SME SA (a)(d)	19,059	3,008,336
Amadeus IT Group SA (a)	110,199	7,473,982
Banco Bilbao Vizcaya Argentaria SA	1,634,634	9,759,253
Banco Santander SA	4,283,143	14,322,555
CaixaBank SA	1,090,667	2,994,099
Cellnex Telecom SA (d)	124,545	7,248,753
EDP Renovaveis SA	73,427	1,828,676
Security Description	Shares	Value
Enagas SA (b)	57,883	$ 1,342,820
Endesa SA	84,066	1,931,117
Ferrovial SA	118,164	3,703,404
Grifols SA	75,201	1,443,126
Iberdrola SA	1,398,092	16,550,962
Industria de Diseno Textil SA	269,729	8,751,171
Naturgy Energy Group SA	47,415	1,543,739
Red Electrica Corp. SA (b)	102,455	2,216,637
Repsol SA	360,932	4,283,475
Siemens Gamesa Renewable Energy SA (a)	58,290	1,396,675
Telefonica SA (b)	1,267,215	5,551,027
		96,984,463
SWEDEN — 3.6%
Alfa Laval AB	74,220	2,987,212
Assa Abloy AB Class B	249,777	7,619,787
Atlas Copco AB Class A	163,306	11,287,673
Atlas Copco AB Class B	96,247	5,657,555
Boliden AB (a)	70,457	2,723,698
Electrolux AB Class B (a)(b)	52,990	1,284,680
Embracer Group AB (a)	114,080	1,216,042
Epiroc AB Class A	164,399	4,161,793
Epiroc AB Class B	92,670	1,962,131
EQT AB	72,345	3,939,328
Essity AB Class B	151,078	4,929,222
Evolution AB (d)	41,406	5,882,182
Fastighets AB Balder Class B (a)	26,989	1,942,978
Getinge AB Class B	59,119	2,579,888
H & M Hennes & Mauritz AB Class B (b)	175,404	3,450,018
Hexagon AB Class B	482,129	7,649,545
Husqvarna AB Class B	101,271	1,620,206
Industrivarden AB Class A	30,204	962,114
Industrivarden AB Class C	42,571	1,335,832
Investment AB Latour Class B	36,812	1,499,095
Investor AB Class A	127,741	3,366,413
Investor AB Class B	449,769	11,313,959
Kinnevik AB Class B (a)	60,470	2,155,624
L E Lundbergforetagen AB Class B	17,802	998,848
Lifco AB Class B	61,729	1,845,628
Lundin Energy AB	50,833	1,821,911
Nibe Industrier AB Class B	356,320	5,381,883
Sagax AB Class B	42,668	1,437,371
Sandvik AB	278,080	7,758,358
Securitas AB Class B	76,709	1,056,101
Sinch AB (a)(d)	120,870	1,536,599
Skandinaviska Enskilda Banken AB Class A	400,228	5,563,235
Skanska AB Class B	83,097	2,149,507
SKF AB Class B	89,660	2,124,187
Svenska Cellulosa AB SCA Class B	156,974	2,787,054

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Svenska Handelsbanken AB Class A	366,904	$ 3,965,741
Swedbank AB Class A	220,886	4,442,678
Swedish Match AB	395,724	3,147,837
Tele2 AB Class B	117,668	1,677,843
Telefonaktiebolaget LM Ericsson Class B	706,188	7,783,484
Telia Co. AB	632,159	2,472,052
Volvo AB Class A	44,538	1,045,829
Volvo AB Class B	355,562	8,233,356
		158,756,477
SWITZERLAND — 10.1%
ABB, Ltd.	407,239	15,598,574
Adecco Group AG	37,142	1,899,596
Alcon, Inc.	123,500	10,943,741
Bachem Holding AG Class B	1,690	1,328,036
Baloise Holding AG	10,935	1,789,396
Barry Callebaut AG	838	2,038,093
Chocoladefabriken Lindt & Spruengli AG (e)	266	3,687,187
Chocoladefabriken Lindt & Spruengli AG (e)	26	3,487,022
Cie Financiere Richemont SA	127,523	19,167,288
Clariant AG (a)	53,896	1,123,881
Credit Suisse Group AG	664,188	6,467,295
EMS-Chemie Holding AG	1,712	1,918,402
Geberit AG	8,666	7,087,640
Givaudan SA	2,247	11,817,620
Holcim, Ltd. (a)	128,478	6,558,209
Julius Baer Group, Ltd.	53,647	3,602,177
Kuehne + Nagel International AG	13,509	4,364,868
Logitech International SA	43,223	3,647,022
Lonza Group AG	18,161	15,180,176
Nestle SA	691,387	96,702,364
Novartis AG	537,382	47,347,887
Partners Group Holding AG	5,659	9,393,884
Roche Holding AG Bearer Shares	7,587	3,404,012
Roche Holding AG	172,477	71,762,093
Schindler Holding AG (e)	9,755	2,628,384
Schindler Holding AG (e)	4,860	1,303,610
SGS SA	1,457	4,872,391
Sika AG	34,560	14,421,020
Sonova Holding AG	13,554	5,322,528
Straumann Holding AG	2,566	5,455,021
Swatch Group AG (e)	7,490	2,293,486
Swatch Group AG (e)	13,415	786,952
Swiss Life Holding AG	7,546	4,629,549
Swiss Prime Site AG	18,629	1,832,947
Swisscom AG	6,276	3,544,564
Temenos AG	16,752	2,317,499
UBS Group AG	871,616	15,707,551
VAT Group AG (d)	6,883	3,432,624
Vifor Pharma AG	11,271	2,007,046
Security Description	Shares	Value
Zurich Insurance Group AG	36,713	$ 16,133,332
		437,004,967
TAIWAN — 0.2%
Sea, Ltd. ADR (a)	34,300	7,673,253
UNITED KINGDOM — 11.9%
3i Group PLC	236,357	4,638,738
Abrdn PLC	508,523	1,659,245
Admiral Group PLC	46,217	1,976,238
Ashtead Group PLC	111,453	8,969,896
Associated British Foods PLC	88,706	2,412,569
AstraZeneca PLC	379,873	44,649,961
Auto Trader Group PLC (d)	241,660	2,422,141
AVEVA Group PLC	28,303	1,304,923
Aviva PLC	938,792	5,218,429
BAE Systems PLC	792,534	5,901,816
Barclays PLC	4,176,426	10,578,142
Barratt Developments PLC	264,661	2,681,357
Berkeley Group Holdings PLC (a)	28,426	1,838,451
BP PLC	4,920,232	22,025,210
British American Tobacco PLC	532,653	19,720,888
British Land Co. PLC REIT	225,039	1,618,510
BT Group PLC (b)	2,225,556	5,110,923
Bunzl PLC	85,643	3,346,576
Burberry Group PLC	103,696	2,552,698
CK Hutchison Holdings, Ltd.	668,000	4,309,788
CNH Industrial NV	253,480	4,920,554
Coca-Cola Europacific Partners PLC (e)	24,266	1,354,377
Coca-Cola European Partners PLC (e)	28,200	1,577,226
Compass Group PLC (a)	432,983	9,682,353
Croda International PLC	33,885	4,644,629
DCC PLC	23,338	1,912,414
Diageo PLC	571,627	31,248,337
Entain PLC (a)	138,378	3,154,381
Experian PLC	224,080	11,023,308
GlaxoSmithKline PLC	1,231,573	26,799,762
Halma PLC	90,345	3,915,769
Hargreaves Lansdown PLC	90,128	1,654,101
HSBC Holdings PLC (a)	5,002,228	30,397,241
Imperial Brands PLC	234,471	5,133,669
Informa PLC (a)	351,207	2,457,427
InterContinental Hotels Group PLC (a)	46,614	3,018,548
Intertek Group PLC	39,105	2,981,973
J Sainsbury PLC	424,217	1,584,694
JD Sports Fashion PLC (a)	647,470	1,910,032
Johnson Matthey PLC	46,740	1,295,261
Just Eat Takeaway.com NV (a)(d)	45,155	2,488,947
Kingfisher PLC	521,819	2,391,029
Land Securities Group PLC REIT	168,381	1,770,686

See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Legal & General Group PLC	1,478,552	$ 5,957,809
Lloyds Banking Group PLC	17,255,712	11,171,817
London Stock Exchange Group PLC	79,540	7,465,894
M&G PLC	657,048	1,775,428
Melrose Industries PLC	1,060,342	2,296,452
National Grid PLC	865,517	12,424,031
Natwest Group PLC	1,442,359	4,409,283
Next PLC	33,607	3,709,799
Ocado Group PLC (a)	117,549	2,671,615
Pearson PLC	177,492	1,474,158
Persimmon PLC	78,432	3,033,993
Phoenix Group Holdings PLC	160,128	1,416,695
Prudential PLC	635,815	10,975,735
Reckitt Benckiser Group PLC	176,297	15,143,776
RELX PLC (e)	370,342	12,048,667
RELX PLC (e)	107,309	3,480,346
Rentokil Initial PLC	469,049	3,710,172
Rolls-Royce Holdings PLC (a)	2,047,379	3,407,552
Sage Group PLC	253,546	2,927,960
Schroders PLC	29,656	1,429,966
Segro PLC REIT	298,484	5,807,506
Severn Trent PLC	65,013	2,595,036
Smith & Nephew PLC	220,194	3,857,758
Smiths Group PLC	103,073	2,205,096
Spirax-Sarco Engineering PLC	18,806	4,088,222
SSE PLC	250,762	5,600,740
St James's Place PLC	137,616	3,137,943
Standard Chartered PLC	660,921	4,014,007
Taylor Wimpey PLC	957,030	2,274,918
Tesco PLC	1,920,205	7,539,783
Unilever PLC	635,821	33,978,166
United Utilities Group PLC	163,464	2,411,088
Vodafone Group PLC	6,886,434	10,470,862
Whitbread PLC (a)	47,598	1,930,850
WPP PLC	293,145	4,444,978
		515,541,318
UNITED STATES — 1.5%
CyberArk Software, Ltd. (a)	9,700	1,680,816
Ferguson PLC	55,303	9,816,321
Fiverr International, Ltd. (a)	8,000	909,600
Inmode, Ltd. (a)	13,700	966,946
James Hardie Industries PLC CDI	110,760	4,453,202
QIAGEN NV (a)	56,343	3,138,948
Schneider Electric SE	133,560	26,193,983
Stellantis NV (e)	201,298	3,817,862
Security Description	Shares	Value
Stellantis NV (e)	298,712	$ 5,668,154
Swiss Re AG	74,938	7,423,480
Tenaris SA	115,458	1,209,262
		65,278,574
TOTAL COMMON STOCKS (Cost $3,189,906,269)		4,251,150,974

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	24,646,528	24,648,993
State Street Navigator Securities Lending Portfolio II (h) (i)	21,854,737	21,854,737
TOTAL SHORT-TERM INVESTMENTS (Cost $46,503,730)		46,503,730
TOTAL INVESTMENTS — 98.9% (Cost $3,236,409,999)		4,297,654,704
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		48,905,299
NET ASSETS — 100.0%		$ 4,346,560,003
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	789	03/18/2022	$91,068,228	$91,595,010	$526,782

During the period ended December 31, 2021, average notional value related to futures contracts was $91,410,520.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,251,150,974	$—	$—	$4,251,150,974
Short-Term Investments	46,503,730	—	—	46,503,730
TOTAL INVESTMENTS	$4,297,654,704	$—	$—	$4,297,654,704
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	526,782	—	—	526,782
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 526,782	$—	$—	$ 526,782
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,298,181,486	$—	$—	$4,298,181,486
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	16.6%
Industrials	15.8
Health Care	12.5
Consumer Discretionary	12.2
Consumer Staples	10.1
Information Technology	9.4
Materials	7.4
Communication Services	4.4
Utilities	3.3
Energy	3.3
Real Estate	2.8
Short-Term Investments	1.1
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	66,248,210	$66,261,459	$ 650,714,412	$ 692,323,488	$(3,390)	$—	24,646,528	$24,648,993	$ 34,799
State Street Navigator Securities Lending Portfolio II	23,014,357	23,014,357	417,516,576	418,676,196	—	—	21,854,737	21,854,737	251,890
Total		$89,275,816	$1,068,230,988	$1,110,999,684	$(3,390)	$—		$46,503,730	$286,689
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value*	$4,251,150,974
Investments in affiliated issuers, at value	46,503,730
Total Investments	4,297,654,704
Foreign currency, at value	11,585,056
Net cash at broker	4,200,501
Receivable from broker — accumulated variation margin on futures contracts	528,810
Receivable for investments sold	40,440,705
Dividends receivable — unaffiliated issuers	3,014,336
Dividends receivable — affiliated issuers	1,786
Securities lending income receivable — unaffiliated issuers	63,915
Securities lending income receivable — affiliated issuers	11,009
Receivable for foreign taxes recoverable	12,094,736
Prepaid expenses and other assets	540
TOTAL ASSETS	4,369,596,098
LIABILITIES
Payable upon return of securities loaned	21,854,737
Payable for investments purchased	459,707
Advisory fee payable	541,758
Custodian fees payable	116,315
Trustees’ fees and expenses payable	1,689
Professional fees payable	43,189
Printing and postage fees payable	12,904
Accrued expenses and other liabilities	5,796
TOTAL LIABILITIES	23,036,095
NET ASSETS	$4,346,560,003
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,189,906,269
Investments in affiliated issuers	46,503,730
Total cost of investments	$3,236,409,999
Foreign currency, at cost	$ 11,533,615
* Includes investments in securities on loan, at value	$ 60,960,522
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$122,081,927
Dividend income — affiliated issuers	34,799
Unaffiliated securities lending income	167,847
Affiliated securities lending income	251,890
Foreign taxes withheld	(10,200,571)
TOTAL INVESTMENT INCOME (LOSS)	112,335,892
EXPENSES
Advisory fee	4,890,604
Custodian fees	486,275
Trustees’ fees and expenses	55,594
Professional fees and expenses	77,343
Printing and postage fees	22,374
Insurance expense	996
Miscellaneous expenses	30,675
TOTAL EXPENSES	5,563,861
NET INVESTMENT INCOME (LOSS)	$106,772,031
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,389,265
Investments — affiliated issuers	(3,390)
Foreign currency transactions	(842,360)
Futures contracts	12,116,721
Net realized gain (loss)	16,660,236
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	291,095,595
Foreign currency translations	(807,636)
Futures contracts	(1,279,138)
Net change in unrealized appreciation/depreciation	289,008,821
NET REALIZED AND UNREALIZED GAIN (LOSS)	305,669,057
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$412,441,088
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 106,772,031	$ 79,376,253
Net realized gain (loss)	16,660,236	(107,404,189)
Net change in unrealized appreciation/depreciation	289,008,821	278,860,646
Net increase (decrease) in net assets resulting from operations	412,441,088	250,832,710
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	673,180,166	768,794,916
Withdrawals	(394,883,626)	(1,090,211,334)
Net increase (decrease) in net assets from capital transactions	278,296,540	(321,416,418)
Net increase (decrease) in net assets during the period	690,737,628	(70,583,708)
Net assets at beginning of period	3,655,822,375	3,726,406,083
NET ASSETS AT END OF PERIOD	$4,346,560,003	$ 3,655,822,375
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	11.25%	7.96%	22.11%	(13.83)%	25.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,346,560	$3,655,822	$3,726,406	$2,809,510	$2,855,669
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.15%	0.15%	0.14%
Net investment income (loss)	2.67%	2.35%	3.17%	2.96%	2.80%
Portfolio turnover rate	7%	8%	3%	14%	4%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
See accompanying notes to financial statements.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2021, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$528,810	$—	$528,810
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	12,116,721	$—	12,116,721

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(1,279,138)	$—	(1,279,138)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains Eighty Five percent (85%) of the net proceeds and Fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains Ninety percent (90%) of the net proceeds and Ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$659,182,689	$252,156,122
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,336,946,266	$1,256,321,699	$295,086,479	$961,235,220
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 60,960,522	$ 21,854,737	$ 42,059,870	$ 63,914,607
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$21,854,737	$—	$—	$—	$21,854,737	$21,854,737
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Portfolio had no outstanding loans as of December 31, 2021.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
Market prices of investments held by a Portfolio will go up or down, sometimes rapidly or unpredictably. A Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street International Developed Equity Index Portfolio and Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
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OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,021.90	$0.71	$1,024.50	$0.71
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Portfolio's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Portfolio’s liquidity risk, based on factors specific to the circumstances of the Portfolio. Liquidity risk is defined as the risk that a Portfolio could not meet redemption requests without significant dilution of remaining investors’ interests in the Portfolio. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and SSGA FM’s management of each Portfolio’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
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The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

32

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDEAR

(b) Not Applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $179,484 and $173,811, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $27,827 and $39,747, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $8,904,469 and $7,019,005, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentage of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable to the Registrant.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $38,000,000 and $36,534,447, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: March 9, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: March 9, 2022